UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

                                    Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 376-7132

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2021

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

RBC Global Asset Management Semi-Annual Report For the six months ended September 30, 2021 RBC Emerging Markets Equity Fund RBC Emerging Markets Value Equity Fund RBC Global Opportunities Fund RBC International Opportunities Fund

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.rbcgam.com.

Table of Contents	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics
	- RBC Emerging Markets Equity Fund	5
	- RBC Emerging Markets Value Equity Fund	6
	- RBC Global Opportunities Fund	7
	- RBC International Opportunities Fund	8
	Schedule of Portfolio Investments	9
	Financial Statements
	- Statements of Assets and Liabilities	24
	- Statements of Operations	28
	- Statements of Changes in Net Assets	30
	Financial Highlights	34
	Notes to Financial Statements	46
	Share Class Information	62
	Supplemental Information	63
	Approval of Investment Advisory Agreement (Unaudited)	65

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor and RBC Global Asset Management (UK) Limited (“RBC GAM-UK”) serves as the investment sub-advisor to the Funds and is responsible for the overall management of the Funds’ portfolios. The individual primarily responsible for the day-to-day management of each Fund’s portfolio is set forth below.

Philippe Langham

Senior Portfolio Manager and Head of Emerging Market Equities

Philippe Langham is Head of Emerging Market Equities at RBC GAM-UK and is responsible for portfolio management of RBC Emerging Markets Equity Fund. Philippe joined RBC GAM-UK in November 2009 from Societe Generale Asset Management, where he was Head of Global Emerging Markets. He was previously Director and Head of Emerging Markets and Asia at Credit Suisse in Zurich. Prior to that, he managed Global Emerging Markets, Asian, Latin American and U.S. portfolios for nine years at the Kuwait Investment Office. Philippe holds a BSc in economics from the University of Manchester in England and is a Chartered Accountant.

Laurence Bensafi

Senior Portfolio Manager and Deputy Head of Emerging Markets Equity

Laurence Bensafi is Deputy Head of Emerging Markets Equity at RBC GAM-UK and is responsible for portfolio management of RBC Emerging Markets Value Equity Fund. Prior to joining RBC GAM-UK in 2013, Laurence was the Head of Aviva Investors’ Emerging Markets team, where she was responsible for managing Global Emerging Markets income funds and for developing quantitative stock selection and analysis models. Laurence began her investment career as a Quantitative Analyst at Societe Generale Asset Management, supporting European and Global Equity portfolio management by developing quantitative models to assist in the portfolio construction and security selection process. In 1997, Laurence obtained a Magistere d’Economiste Statisticien & D.E.S.S. Statistique et Econometrie from Toulouse University in France. Laurence is a CFA charterholder.

Habib Subjally

Senior Portfolio Manager and Head of Global Equities

Habib Subjally is Head of Global Equities at RBC GAM-UK and is responsible for portfolio management of RBC Global Opportunities Fund and RBC International Opportunities Fund. Prior to joining RBC GAM-UK in 2014 Habib and his team spent eight years together at First State managing global equities. Previously he was Head of Small & Mid Cap Research at Credit Suisse and Head of the Global equities team at Invesco. Habib began his fund management career at Merrill Lynch Investment Managers, where he was Head of North American and Global equities research. He holds a BSc (Hons) from the London School of Economics and holds Chartered Accountant and ASIP designations.

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of September 30, 2021 (Unaudited)

RBC Emerging Markets Equity Fund
Class A
- Including Max Sales Charge of 5.75%	5.09%	5.44%	6.22%	5.54%
- At Net Asset Value	11.47%	7.54%	7.49%	6.35%	1.13%	1.45%
Class I
- At Net Asset Value	11.77%	7.78%	7.74%	6.60%	0.88%	0.99%
Class R6
- At Net Asset Value	11.80%	7.80%	7.75%	6.71%	0.88%	0.88%

MSCI Emerging Markets Net Total Return USD Index(d)	18.20%	8.58%	9.23%	5.53%
RBC Emerging Markets Value Equity Fund
Class I
- At Net Asset Value	32.16%	9.82%	N/A	4.30%	0.95%	1.97%
Class R6
- At Net Asset Value	32.16%	9.86%	N/A	4.37%	0.88%	3.37%

MSCI Emerging Markets Net Total Return USD Index(d)	18.20%	8.58%	N/A	5.07%
RBC Global Opportunities Fund
Class A
- Including Max Sales Charge of 5.75%	22.25%	13.81%	15.84%	12.79%
- At Net Asset Value	29.70%	16.07%	17.23%	13.77%	1.02%	33.96%
Class I
- At Net Asset Value	30.01%	16.36%	17.48%	13.97%	0.77%	0.99%
Class R6
- At Net Asset Value	30.10%	16.42%	17.53%	14.02%	0.71%	0.90%

MSCI ACWI Net
Total Return USD Index(d)	27.44%	12.58%	13.20%	9.89%
RBC International Opportunities Fund
Class A
- Including Max Sales Charge of 5.75%	22.09%	9.63%	9.51%	6.70%
- At Net Asset Value	29.51%	11.81%	10.81%	7.63%	1.10%	3.67%
Class I
- At Net Asset Value	29.93%	12.47%	11.29%	8.01%	0.81%	1.11%
Class R6
- At Net Asset Value	29.89%	12.53%	11.34%	8.06%	0.76%	24.83%

MSCI ACWI ex US Index(d)	23.92%	8.03%	8.94%	5.98%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced.

PERFORMANCE SUMMARY (UNAUDITED)

Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)

The since inception date (commencement of operations) is December 20, 2013 for RBC Emerging Markets Equity Fund for Class A and Class I shares and November 22, 2016 for Class R6 shares, February 9, 2018 for RBC Emerging Markets Value Equity Fund for Class I and Class R6 shares and December 3, 2014 for RBC Global Opportunities Fund and RBC International Opportunities Fund for Class I shares, November 22, 2016 for Class R6 shares and January 28, 2020 for Class A Shares. The performance in the table for Class R6 shares prior to November 22, 2016 reflects the performance of the Class I shares since the Fund’s inception, adjusted to reflect the fees and expenses of Class R6 shares. The performance in the table for Class A shares of Global Opportunities Fund and International Opportunities Fund prior to January 28, 2020, reflects the performance of Class I shares since the Fund’s inception, adjusted to reflect the fees and expenses of Class A shares.

(b)	The Funds’ expenses reflect actual expenses for the most recent fiscal year ended March 31, 2021.

(c)

The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels disclosed in the Funds’ prospectus until July 31, 2023 (September 30, 2023 for RBC Emerging Markets Equity Fund).

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

PERFORMANCE SUMMARY (UNAUDITED)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It captures large and mid capitalization representation across emerging markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. It captures large and mid capitalization representation across developed markets and emerging markets countries excluding the U.S. and covers approximately 85% the global investable equity opportunity set outside the U.S. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets. It captures large and mid capitalization representation across developed markets and emerging markets countries and covers approximately 85% of the global investable equity opportunity set. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

FUND STATISTICS (UNAUDITED)
RBC Emerging Markets Equity Fund
Long-term growth of capital.				Investment Objective
MSCI Emerging Markets Net Total Return USD Index				Benchmark
				Asset Allocation as of 9/30/21 (% of Fund’s investments) & Top Five Industries (as of 9/30/21) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 3.69% of investments.

Taiwan Semiconductor	6.77%	Antofagasta Plc	3.68%	Top Ten Holdings (excluding investment companies) (as of 9/30/21) (% of Fund’s net assets)
Manufacturing Co. Ltd.		Alibaba Group Holding Ltd.	3.36%
Tencent Holdings Ltd.	4.90%	Dr Reddy’s Laboratories Ltd.	3.14%
Tata Consultancy Services Ltd.	4.61%	Unilever Plc	3.04%
SK Hynix, Inc.	4.26%	AIA Group Ltd.	2.88%
Housing Development Finance Corp. Ltd.	3.97%

*Alisting of all portfolio holdings can be found beginning on page 9

The graph reflects an initial investment of $250,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2021 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

				Growth of $250,000 Initial Investment Since Inception (12/20/13)

	FUND STATISTICS (UNAUDITED)
	RBC Emerging Markets Value Equity Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI Emerging Markets Net Total Return USD Index
Asset Allocation as of 9/30/21 (% of Fund’s investments) & Top Five Industries (as of 9/30/21) (% of Fund’s net assets)

	*Includes U.S. dollar denominated cash equivalent investments representing 1.72% of investments.
Top Ten Holdings (excluding investment companies) (as of 9/30/21) (% of Fund’s net assets)	Alibaba Group Holding Ltd.	4.01%	Hindalco Industries Ltd.	1.79%
	Taiwan Semiconductor	4.00%	Samsonite International SA	1.62%
	Manufacturing Co. Ltd.		MTN Group Ltd.	1.57%
	Samsung Electronics Co. Ltd.	3.87%	Hana Financial Group, Inc.	1.55%
	Ping An Bank Co. Ltd.	2.34%	Baidu, Inc.	1.52%
	Ping An Insurance Group Co. of China Ltd.	2.30%

	*A listing of all portfolio holdings can be found beginning on page 12
Growth of $250,000 Initial Investment Since Inception (2/9/18)

The graph reflects an initial investment of $250,000 over the period from February 9, 2018 (commencement of operations) to September 30, 2021 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
RBC Global Opportunities Fund
Long-term growth of capital.				Investment Objective
MSCI ACWI Net Total Return USD Index				Benchmark
				Asset Allocation as of 9/30/21 (% of Fund’s investments) & Top Five Industries (as of 9/30/21) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 0.75% of investments.
Microsoft Corp.	5.71%	Blackstone, Inc.	3.89%	Top Ten Holdings (excluding investment companies) (as of 9/30/21) (% of Fund’s net assets)
Alphabet, Inc.	5.69%	Deutsche Post AG	3.79%
Roche Holding AG	5.27%	SVB Financial Group	3.70%
Industria de Diseno Textil SA	4.85%	Anheuser-Busch InBev NV	3.64%
UnitedHealth Group, Inc.	4.10%	AIA Group Ltd.	3.58%
*A listing of all portfolio holdings can be found beginning on page 17

The graph reflects an initial investment of $100,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2021 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

				Growth of $100,000 Initial Investment Since Inception (12/3/14)

	FUND STATISTICS (UNAUDITED)
	RBC International Opportunities Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI ACWI ex USA Net Total Return USD Index
Asset Allocation as of 9/30/21 (% of Fund’s investments) & Top Five Industries (as of 9/30/21) (% of Fund’s net assets)

	*Includes U.S. dollar denominated cash equivalent investments representing 1.09% of investments.
Top Ten Holdings (excluding investment companies) (as of 9/30/21) (% of Fund’s net assets)	Taiwan Semiconductor	5.58%	Industria de Diseno Textil SA	4.47%
	Manufacturing Co. Ltd.		Partners Group Holding AG	4.30%
	Nidec Corp.	5.37%	Deutsche Post AG	4.25%
	Roche Holding AG	5.13%	Naspers Ltd.	4.16%
	HDFC Bank Ltd.	4.78%	Croda International Plc	3.91%
	AIA Group Ltd.	4.66%
	*A listing of all portfolio holdings can be found beginning on page 20
Growth of $100,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial investment of $100,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2021 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks — 97.75%
Argentina — 0.93%
14,900	MercadoLibre, Inc.*	$25,023,060

Austria — 1.52%
1,660,302	Mondi Plc	40,885,207

Brazil — 3.74%
16,057,083	B3 SA - Brasil Bolsa Balcao	37,682,509
8,298,806	Banco Bradesco SA	27,232,183
8,361,730	Raia Drogasil SA	35,699,439

		100,614,131

Chile — 4.62%
5,461,422	Antofagasta Plc	99,249,169
7,176,404	Falabella SA	25,136,886

		124,386,055

China — 20.72%
611,000	Alibaba Group Holding Ltd., ADR*	90,458,550
10,935,245	China Resources Land Ltd.	46,022,648
1,974,358	LONGi Green Energy Technology Co. Ltd., Class A	25,096,873
6,349,786	NARI Technology Co. Ltd., Class A	35,070,030
10,526,161	Ping An Insurance Group Co. of China Ltd., Series H	71,992,391
2,534,013	Shenzhen Inovance Technology Co. Ltd., Class A	24,627,930
2,425,263	Sunny Optical Technology Group Co. Ltd.	63,505,245
2,212,981	Tencent Holdings Ltd.	132,112,218
1,190,700	Yum China Holdings, Inc.	69,191,577

		558,077,462

Hong Kong — 5.51%
6,737,190	AIA Group Ltd.	77,507,376
1,155,771	Hong Kong Exchanges & Clearing Ltd.	71,022,719

		148,530,095

India — 16.51%
1,289,580	Dr Reddy’s Laboratories Ltd.	84,596,619
2,874,904	HDFC Bank Ltd.	61,460,441
131,889	Hero MotoCorp Ltd.	5,029,507
2,896,805	Housing Development Finance Corp. Ltd.	107,059,826
5,792,326	Mahindra & Mahindra Ltd.	62,375,793
2,451,587	Tata Consultancy Services Ltd.	124,242,163

		444,764,349

Indonesia — 3.02%
18,612,324	Bank Central Asia Tbk PT	45,334,369
360,518,417	Kalbe Farma Tbk PT	35,925,164

		81,259,533

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

September 30, 2021 (Unaudited)

Shares		Value
Korea — 10.64%
472,603	LG Corp.	$36,792,155
73,603	NCSoft Corp.	37,283,873
251,474	Samsung Fire & Marine Insurance Co. Ltd.	49,690,256
1,425,631	Shinhan Financial Group Co. Ltd.	48,157,226
1,340,152	SK Hynix, Inc.	114,725,503

		286,649,013

Mexico — 2.58%
801,800	Fomento Economico Mexicano SAB de CV, ADR	69,532,096

Peru — 1.05%
255,760	Credicorp Ltd.	28,374,015

Philippines — 2.10%
2,923,900	SM Investments Corp.	56,613,128

South Africa — 4.68%
2,876,117	Clicks Group Ltd.	53,031,999
3,805,633	Discovery Ltd.*	34,773,052
231,997	Naspers Ltd., N Shares	38,344,411

		126,149,462

Taiwan — 14.95%
2,391,752	Advantech Co. Ltd.	31,169,411
1,129,903	Delta Electronics, Inc.	10,124,128
24,413,941	E.Sun Financial Holding Co. Ltd.	22,973,869
319,362	Largan Precision Co. Ltd.	24,881,530
1,741,028	MediaTek, Inc.	56,039,324
1,646,721	President Chain Store Corp.	16,525,019
8,810,973	Taiwan Semiconductor Manufacturing Co. Ltd.	182,229,314
24,058,186	Uni-President Enterprises Corp.	58,777,648

		402,720,243

Thailand — 0.76%
5,289,700	Kasikornbank Public Co. Ltd., NVDR	20,608,448

Turkey — 1.38%
32,089,247	Enka Insaat ve Sanayi AS	37,073,830

United Kingdom — 3.04%
1,511,298	Unilever Plc	81,819,207

Total Common Stocks		2,633,079,334

(Cost $2,468,640,381)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

September 30, 2021 (Unaudited)

Shares		Value

Investment Company — 3.74%
100,833,067	U.S. Government Money Market Fund, RBC Institutional Class 1 (a)	$100,833,067

Total Investment Company		100,833,067

(Cost $100,833,067)

Total Investments		$2,733,912,401
(Cost $2,569,473,448)(b) — 101.49%

Liabilities in excess of other assets — (1.49)%		(40,243,589)

NET ASSETS — 100.00%		$2,693,668,812

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets

Financials	26.13%
Information Technology	23.46%
Consumer Discretionary	11.72%
Consumer Staples	11.71%
Industrials	7.06%
Communication Services	6.29%
Materials	5.20%
Health Care	4.47%
Real Estate	1.71%
Other*	2.25%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

September 30, 2021 (Unaudited)

Shares		Value

Common Stocks — 95.91%
Brazil — 3.17%
181,200	Banco do Brasil SA	$964,936
135,600	Hypera SA	796,556
130,187	Sul America SA	614,388

		2,375,880

Chile — 2.28%
58,478	Antofagasta Plc	1,062,708
183,630	Falabella SA	643,203

		1,705,911

China — 24.27%
20,300	Alibaba Group Holding Ltd., ADR*	3,005,415
7,400	Baidu, Inc., ADR*	1,137,750
544,000	Chinasoft International Ltd.	960,771
818,000	CIMC Enric Holdings Ltd.	976,128
588,000	CSPC Pharmaceutical Group Ltd.	701,694
11,900	Daqo New Energy Corp., ADR*	678,300
88,800	Gree Electric Appliances, Inc. of Zhuhai, Class A	530,242
634,500	KWG Group Holdings Ltd.	618,837
563,000	Lee & Man Paper Manufacturing Ltd.	411,509
255,734	Longshine Technology Group Co. Ltd., Class A	1,018,250
9,800	NetEase, Inc., ADR	836,920
704,000	Nexteer Automotive Group Ltd.	719,586
635,393	Ping An Bank Co. Ltd., Class A	1,754,205
252,499	Ping An Insurance Group Co. of China Ltd., Series H	1,726,936
347,000	Shimao Group Holdings Ltd.	635,986
176,794	Sieyuan Electric Co. Ltd., Class A	1,078,967
127,000	SITC International Holdings Co. Ltd.	451,915
1,062,200	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	946,523

		18,189,934

Egypt — 1.24%
348,019	Commercial International Bank Egypt SAE, GDR*	929,406

Greece — 0.77%
459,034	Alpha Services and Holdings SA*	575,862

Hong Kong — 2.21%
2,242,000	Pacific Basin Shipping Ltd.	1,037,682
207,000	Xinyi Glass Holdings Ltd.	617,492

		1,655,174

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2021 (Unaudited)

Shares		Value
Hungary — 1.97%
74,409	MOL Hungarian Oil & Gas Plc	$618,177
14,706	OTP Bank Nyrt*	860,494

		1,478,671

India — 9.12%
213,344	Apollo Tyres Ltd.	644,597
93,300	Axis Bank Ltd.*	956,500
204,797	Hindalco Industries Ltd.	1,340,517
234,168	Indiabulls Housing Finance Ltd.	723,665
135,801	KEC International Ltd.	808,399
61,041	Mahindra & Mahindra Ltd.	657,332
442,534	Redington India Ltd.	828,296
50,610	Shriram Transport Finance Co. Ltd.	880,301

		6,839,607

Indonesia — 1.28%
2,586,700	Bank Negara Indonesia Persero Tbk PT	962,990

Korea — 15.14%
4,252	Com2uSCorp	351,701
16,282	DB Insurance Co. Ltd.	871,147
6,180	E-MART, Inc.	850,767
25,004	Fila Holdings Corp.	891,533
29,924	Hana Financial Group, Inc.	1,163,201
6,230	Hyundai Motor Co.	1,037,080
14,065	LG Corp.	1,094,960
20,203	Mando Corp.*	959,907
46,761	Samsung Electronics Co. Ltd.	2,898,929
6,279	SK Hynix, Inc.	537,522
4,932	SKC Co. Ltd.	689,679

		11,346,426

Mexico — 3.85%
105,000	Cemex SAB de CV, ADR*	752,850
1,268,114	Gentera SAB de CV*	735,379
366,100	PLA Administradora Industrial S de RL de CV, REIT	534,921
150,800	Regional SAB de CV	862,946

		2,886,096

Pakistan — 0.77%
896,885	Habib Bank Ltd.	575,825

Peru — 0.98%
6,600	Credicorp Ltd.	732,204

Philippines — 0.75%
272,830	Security Bank Corp.	564,964

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2021 (Unaudited)

Shares		Value
Russia — 5.75%
8,796	LUKOIL PJSC, ADR	$835,394
2,342,100	Sistema PJSFC	863,389
957,770	United Co. RUSAL International PJSC*	917,635
414,100	VEON Ltd., ADR*	861,328
25,886	X5 Retail Group NV, GDR	836,074

		4,313,820

South Africa — 6.33%
1,019,939	Growthpoint Properties Ltd., REIT	968,993
133,525	Imperial Logistics Ltd.	546,192
1,822,126	KAP Industrial Holdings Ltd.	586,329
45,132	Mr Price Group Ltd.	605,479
125,667	MTN Group Ltd.*	1,180,346
5,170	Naspers Ltd., N Shares	854,496

		4,741,835

Taiwan — 9.43%
65,422	Chailease Holding Co. Ltd.	574,542
110,979	Innodisk Corp.	718,107
44,850	Lotes Co. Ltd.	887,303
26,000	MediaTek, Inc.	836,875
62,000	Merida Industry Co. Ltd.	648,058
223,000	Primax Electronics Ltd.	406,984
145,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,998,903

		7,070,772

Thailand — 1.01%
194,400	Kasikornbank Pcl	757,374

Turkey — 0.71%
207,758	KOC Holding AS	528,829

United Arab Emirates — 0.97%
654,791	Aldar Properties PJSC	723,760

United States — 1.62%
565,200	Samsonite International SA*,(a)	1,213,768

Vietnam — 2.29%
394,681	Hoa Phat Group JSC	912,577
234,650	Vinhomes JSC(a)	807,186

		1,719,763

Total Common Stocks		71,888,871

(Cost $69,193,597)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2021 (Unaudited)

Shares		Value
Preferred Stocks — 2.95%
Brazil — 1.91%
105,300	Centrais Eletricas Brasileiras SA, Class B	$749,857
137,200	Petroleo Brasileiro SA	685,276

		1,435,133

Colombia — 1.04%
88,974	Banco Davivienda SA	780,432

Total Preferred Stocks		2,215,565

(Cost $2,096,878)

Investment Company — 1.73%
1,295,452	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	1,295,452

Total Investment Company		1,295,452

(Cost $1,295,452)

Total Investments (Cost $72,585,927)(c) — 100.59%		$75,399,888

Liabilities in excess of other assets — (0.59)%		(445,138)

NET ASSETS — 100.00%		$74,954,750

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2021 (Unaudited)

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets

Financials	24.77%
Information Technology	18.16%
Consumer Discretionary	16.56%
Industrials	11.57%
Materials	8.12%
Communication Services	5.86%
Real Estate	5.72%
Energy	2.85%
Consumer Staples	2.25%
Health Care	2.00%
Utilities	1.00%
Other*	1.14%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks — 99.20%
Argentina — 1.19%
3,600	MercadoLibre, Inc.*	$6,045,840

Belgium — 3.64%
324,650	Anheuser-Busch InBev NV	18,413,308

China — 0.91%
57,636	Prosus NV	4,613,247

Denmark — 2.46%
94,563	Orsted A/S(a)	12,464,789

Finland — 2.85%
255,399	Neste Oyj	14,407,657

Germany — 3.79%
306,329	Deutsche Post AG	19,209,835

Hong Kong — 3.58%
1,575,894	AIA Group Ltd.	18,129,726

Ireland — 2.09%
78,953	Kerry Group Plc, Class A	10,607,169

Japan — 3.42%
124,298	MISUMI Group, Inc.	5,288,765
108,894	Nidec Corp.	12,004,475

		17,293,240

Netherlands — 1.45%
2,631	Adyen NV*,(a)	7,354,602

South Africa — 0.45%
13,795	Naspers Ltd., N Shares	2,280,034

Spain — 4.85%
667,021	Industria de Diseno Textil SA	24,543,536

Switzerland — 5.27%
73,097	Roche Holding AG	26,678,210

Taiwan — 2.60%
118,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,174,700

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

September 30, 2021 (Unaudited)

Shares		Value
United Kingdom — 4.40%
72,271	Croda International Plc	$8,280,607
144,938	InterContinental Hotels Group Plc*	9,254,515
236,481	St. James’s Place Plc	4,770,368

		22,305,490

United States — 56.25%
10,778	Alphabet, Inc., Class A*	28,815,199
4,830	Amazon.com, Inc.*	15,866,743
169,300	Blackstone, Inc.	19,696,362
58,800	Danaher Corp.	17,901,072
82,200	Ecolab, Inc.	17,148,564
45,012	Estee Lauder Cos, Inc. (The), Class A	13,500,449
61,000	First Republic Bank	11,765,680
256,650	Fortive Corp.	18,111,790
57,300	Incyte Corp.*	3,941,094
71,600	JPMorgan Chase & Co.	11,720,204
17,700	MarketAxess Holdings, Inc.	7,446,213
102,600	Microsoft Corp.	28,924,992
58,400	NVIDIA Corp.	12,098,144
29,000	SVB Financial Group*	18,759,520
235,600	TJX Cos, Inc. (The)	15,544,888
90,600	T-Mobile US, Inc.*	11,575,056
14,300	Twilio, Inc., Class A*	4,562,415
53,200	UnitedHealth Group, Inc.	20,787,368
26,800	Workday, Inc., Class A*	6,697,052

		284,862,805

Total Common Stocks		502,384,188

(Cost $466,105,894)

Investment Company — 0.75%
3,804,976	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	3,804,976

Total Investment Company		3,804,976

(Cost $3,804,976)

Total Investments		$506,189,164
(Cost $469,910,870)(c) — 99.95%

Other assets in excess of liabilities — 0.05%		264,492

NET ASSETS — 100.00%		$506,453,656

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

September 30, 2021 (Unaudited)

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	18.22%
Consumer Discretionary	15.43%
Information Technology	14.38%
Health Care	13.69%
Industrials	10.78%
Consumer Staples	8.40%
Communication Services	7.98%
Materials	5.02%
Energy	2.84%
Utilities	2.46%
Other*	0.80%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks — 99.34%
Argentina — 2.15%
2,300	MercadoLibre, Inc.*	$3,862,620

Australia — 1.29%
35,505	Rio Tinto Plc	2,327,428

Austria — 1.18%
48,508	Erste Group Bank AG	2,129,948

Belgium — 3.55%
79,636	Anheuser-Busch InBev NV	4,516,748
31,555	Umicore SA	1,866,782

		6,383,530

Denmark — 3.23%
44,110	Orsted A/S(a)	5,814,344

Finland — 3.37%
107,651	Neste Oyj	6,072,846

Germany — 4.25%
122,016	Deutsche Post AG	7,651,601

Hong Kong — 4.66%
728,800	AIA Group Ltd.	8,384,412

India — 4.78%
117,766	HDFC Bank Ltd., ADR	8,607,517

Ireland — 2.31%
30,492	Kerry Group Plc, Class A	4,096,536
420	Kerry Group Plc, Class A	56,227

		4,152,763

Japan — 15.01%
297,600	Astellas Pharma, Inc.	4,898,215
108,800	MISUMI Group, Inc.	4,629,339
87,702	Nidec Corp.	9,668,269
24,700	Oriental Land Co. Ltd	3,995,862
62,600	Recruit Holdings Co. Ltd.	3,826,479

		27,018,164

Netherlands — 4.52%
1,439	Adyen NV*,(a)	4,022,529

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

September 30, 2021 (Unaudited)

Shares		Value
36,572	Koninklijke Philips NV	$1,624,781
23,539	Wolters Kluwer NV	2,495,052

		8,142,362

Norway — 1.52%
107,458	Equinor ASA	2,732,744

Singapore — 3.17%
257,390	DBS Group Holdings Ltd.	5,703,407

South Africa — 4.16%
45,321	Naspers Ltd., N Shares	7,490,644

Spain — 4.47%
218,797	Industria de Diseno Textil SA	8,050,799

Sweden — 0.94%
54,216	Essity AB, Class B	1,681,454

Switzerland — 9.43%
4,954	Partners Group Holding AG	7,731,408
25,302	Roche Holding AG	9,234,470

		16,965,878

Taiwan — 8.73%
6,023,797	E.Sun Financial Holding Co. Ltd.	5,668,479
89,918	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,039,345

		15,707,824

Thailand — 1.51%
2,939,400	Minor International Public Co. Ltd.*	2,723,889

United Kingdom — 13.80%
61,436	Croda International Plc	7,039,164
87,279	InterContinental Hotels Group Plc*	5,572,899
493,661	Legal & General Group Plc	1,854,728
13,242	Linde Plc	3,894,189
320,978	St. James’s Place Plc	6,474,867

		24,835,847

Zambia — 1.31%
127,071	First Quantum Minerals Ltd.	2,352,609

Total Common Stocks		178,792,630

(Cost $135,612,655)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

September 30, 2021 (Unaudited)

Shares		Value

Rights/Warrants — 0.02%
Thailand — 0.02%
96,914	Minor International Public Co. Ltd., Warrants Expire 12/31/23*	$13,749
87,828	Minor International Public Co. Ltd., Warrants Expire 12/31/24*	10,383

Total Rights/Warrants		24,132

(Cost $0)

Investment Company — 1.10%
1,978,377	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	1,978,377

Total Investment Company		1,978,377

(Cost $1,978,377)

Total Investments		$180,795,139
(Cost $137,591,032)(c) — 100.46%

Liabilities in excess of other assets — (0.46)%		(819,908)

NET ASSETS — 100.00%		$179,975,231

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

September 30, 2021 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	25.87%
Consumer Discretionary	17.61%
Industrials	15.71%
Materials	9.71%
Health Care	8.76%
Information Technology	7.82%
Consumer Staples	5.75%
Energy	4.89%
Utilities	3.23%
Other*	0.65%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, and accrued expenses payable.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

September 30, 2021 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Value Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $2,468,640,381 and $71,290,475, respectively)	$2,633,079,334	$74,104,436
Affiliated investments (cost $100,833,067 and $1,295,452, respectively)	100,833,067	1,295,452
Foreign currency, at value (cost $3,512,140 and $26,637, respectively)	3,503,351	26,628
Interest and dividend receivable	6,838,880	173,115
Receivable for capital shares issued	4,223,343	25
Receivable for investments sold	8,574,984	389,737
Prepaid expenses and other assets	102,669	15,154

Total Assets	2,757,155,628	76,004,547

Liabilities:
Foreign withholding tax payable	15,550,490	253,928
Payable for capital shares redeemed	34,424,695	—
Payable for investments purchased	11,407,835	731,480
Accrued expenses and other payables:
Investment advisory fees	1,514,544	32,964
Accounting fees	29,746	7,705
Audit fees	10,591	10,591
Distribution fees	164,854	—
Custodian fees	78,114	—
Shareholder reports	24,560	2,972
Transfer agent fees	247,431	8,687
Other	33,956	1,470

Total Liabilities	63,486,816	1,049,797

Net Assets	$2,693,668,812	$74,954,750

Net Assets Consists of:
Capital	$2,491,439,931	$67,487,280
Accumulated earnings	202,228,881	7,467,470

Net Assets	$2,693,668,812	$74,954,750

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2021 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Value Equity Fund
Net Assets
Class A	$274,057,566	$	N/A
Class I	2,167,064,804		65,433,921
Class R6	252,546,442		9,520,829

Total	$2,693,668,812		$74,954,750

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	20,345,662		N/A
Class I	157,849,538		6,000,131
Class R6	18,309,126		898,860

Total	196,504,326		6,898,991

Net Asset Values and Redemption Prices Per Share:
Class A	$13.47	$	N/A

Class I	$13.73		$10.91

Class R6	$13.79		$10.59

Maximum Offering Price Per Share:
Class A	$14.29	$	N/A

Maximum Sales Charge - Class A	5.75%		N/A

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2021 (Unaudited)

	RBC Global Opportunities Fund	RBC International Opportunities Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $466,105,894 and $135,612,655, respectively)	$502,384,188	$178,816,762
Affiliated investments (cost $3,804,976 and $1,978,377, respectively)	3,804,976	1,978,377
Foreign currency, at value (cost $29 and $0, respectively)	28	—
Interest and dividend receivable	366,761	578,253
Receivable for capital shares issued	197,200	121,533
Receivable for investments sold	24,569	2,280,620
Prepaid expenses and other assets	11,903	12,243

Total Assets	506,789,625	183,787,788

Liabilities:
Foreign currency overdraft, at value (cost $0 and $25,707)	—	25,605
Cash overdraft	50	43
Foreign withholding tax payable	2,307	—
Income tax payable	—	118
Payable for capital shares redeemed	15,481	3,552,812
Accrued expenses and other payables:
Investment advisory fees	267,653	86,362
Accounting fees	11,036	8,623
Audit fees	14,602	14,602
Distribution fees	50	59
Custodian fees	1,681	16,453
Shareholder reports	4,212	5,215
Transfer agent fees	11,898	88,294
Other	6,999	14,371

Total Liabilities	335,969	3,812,557

Net Assets	$506,453,656	$179,975,231

Net Assets Consists of:
Capital	$446,570,703	$133,211,662
Accumulated earnings	59,882,953	46,763,569

Net Assets	$506,453,656	$179,975,231

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2021 (Unaudited)

	RBC Global Opportunities Fund		RBC International Opportunities Fund
Net Assets
Class A	$14,077		$33,261
Class I	247,574,319		179,923,688
Class R6	258,865,260		18,282

Total	$506,453,656		$179,975,231

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	669		2,491
Class I	11,738,514		13,402,586
Class R6	12,232,433		1,354

Total	23,971,616		13,406,431

Net Asset Values and Redemption Prices Per Share:
Class A	$21.05	(a)	$13.35

Class I	$21.09		$13.42

Class R6	$21.16		$13.51	(b)

Maximum Offering Price Per Share:
Class A	$22.33		$14.16

Maximum Sales Charge - Class A		5.75%		5.75%

(a)	Net asset value is calculated using unrounded net assets of $14,076.72 divided by the unrounded shares outstanding of 668.76.

(b)	Net asset value is calculated using unrounded net assets of $18,281.71 divided by the unrounded shares outstanding of 1,353.65.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Operations

For the Six Months Ended September 30, 2021 (Unaudited)
	RBC Emerging Markets Equity Fund	RBC Emerging Markets Value Equity Fund
Investment Income:
Interest income	$240	$—
Dividend income - unaffiliated	36,752,320	1,261,272
Dividend income - affiliated	6,331	153
Foreign tax withholding	(4,401,989)	(111,080)

Total Investment Income	32,356,902	1,150,345
Expenses:
Investment advisory fees	11,059,884	271,948
Distribution fees–Class A	358,403	—
Accounting fees	106,916	37,858
Audit fees	17,752	17,752
Custodian fees	501,836	39,909
Insurance fees	4,765	1,786
Legal fees	43,222	285
Registrations and filing fees	51,278	19,658
Shareholder reports	47,588	9,237
Transfer agent fees–Class A	631,087	—
Transfer agent fees–Class I	1,114,278	24,478
Transfer agent fees–Class R6	2,142	1,774
Trustees’ fees and expenses	35,306	658
Tax expense	24,947	13,064
Recoupment of past fees waived/reimbursed	31,403	—
Other fees	18,579	2,076

Total expenses before fee waiver/reimbursement	14,049,386	440,483
Expenses waived/reimbursed by:
Advisor	(1,525,110)	(120,891)

Net expenses	12,524,276	319,592

Net Investment Income	19,832,626	830,753

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	7,625,501	1,976,399
Foreign currency transactions	(1,038,567)	(66,621)
Foreign tax	(3,671)	(53,834)

Net realized gains	6,583,263	1,855,944
Net change in unrealized appreciation/ (depreciation) on:
Investments	(251,856,292)	(5,890,866)
Foreign currency	8,910	1,206
Foreign tax	(5,312,099)	(94,514)

Net unrealized losses	(257,159,481)	(5,984,174)

Change in net assets resulting from operations	$(230,743,592)	$(3,297,477)

FINANCIAL STATEMENTS
Statements of Operations (cont.)

For the Six Months Ended September 30, 2021 (Unaudited)
	RBC Global Opportunities Fund	RBC International Opportunities Fund
Investment Income:
Dividend income - unaffiliated	$2,050,729	$1,915,519
Dividend income - affiliated	826	248
Foreign tax withholding	(124,296)	(191,067)

Total Investment Income	1,927,259	1,724,700
Expenses:
Investment advisory fees	1,309,066	639,792
Distribution fees–Class A	18	35
Accounting fees	36,107	33,475
Audit fees	21,763	21,763
Custodian fees	26,467	27,583
Insurance fees	1,786	1,786
Legal fees	7,927	8,064
Registrations and filing fees	29,778	26,808
Shareholder reports	11,217	11,309
Transfer agent fees–Class A	4,615	4,618
Transfer agent fees–Class I	57,663	114,144
Transfer agent fees–Class R6	2,197	1,767
Trustees’ fees and expenses	3,833	2,429
Tax expense	2,376	6,646
Other fees	3,580	3,588

Total expenses before fee waiver/reimbursement	1,518,393	903,807
Expenses waived/reimbursed by:
Advisor	(58,395)	(172,587)

Net expenses	1,459,998	731,220

Net Investment Income	467,261	993,480

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	11,975,330	4,101,341
Foreign currency transactions	(182,092)	(88,443)

Net realized gains	11,793,238	4,012,898
Net change in unrealized appreciation/ (depreciation) on:
Investments	8,490,107	791,416
Foreign currency	12,291	(7,482)

Net unrealized gains	8,502,398	783,934

Change in net assets resulting from operations	$20,762,897	$5,790,312

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Emerging Markets Equity Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
From Investment Activities
Operations:
Net investment income	$19,832,626	$10,178,324
Net realized gains from investments and foreign currency	6,583,263	53,268,159
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(257,159,481)	648,938,235

Change in net assets resulting from operations	(230,743,592)	712,384,718

Distributions to Shareholders:
Class A	—	(163,602)
Class I	—	(18,319,080)
Class R6	—	(2,504,202)

Change in net assets resulting from shareholder distributions	—	(20,986,884)

Capital Transactions:
Proceeds from shares issued	593,769,808	1,040,108,368
Distributions reinvested	—	19,305,459
Cost of shares redeemed	(332,466,795)	(300,371,017)

Change in net assets resulting from capital transactions	261,303,013	759,042,810

Net increase in net assets	30,559,421	1,450,440,644
Net Assets:
Beginning of period	2,663,109,391	1,212,668,747

End of period	$2,693,668,812	$2,663,109,391

Share Transactions:
Issued	40,380,868	75,521,009
Reinvested	—	1,367,719
Redeemed	(22,783,807)	(23,315,707)

Change in shares resulting from capital transactions	17,597,061	53,573,021

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Emerging Markets Value Equity Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
From Investment Activities
Operations:
Net investment income	$830,753	$205,278
Net realized gains from investments and foreign currency	1,855,944	2,997,856
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(5,984,174)	9,663,602

Change in net assets resulting from operations	(3,297,477)	12,866,736

Distributions to Shareholders:
Class I	—	(149,230)
Class R6	—	(86,448)

Change in net assets resulting from shareholder distributions	—	(235,678)

Capital Transactions:
Proceeds from shares issued	35,810,925	29,825,722
Distributions reinvested	—	235,678
Cost of shares redeemed	(1,520,885)	(2,204,799)

Change in net assets resulting from capital transactions	34,290,040	27,856,601

Net increase in net assets	30,992,563	40,487,659
Net Assets:
Beginning of period	43,962,187	3,474,528

End of period	$74,954,750	$43,962,187

Share Transactions:
Issued	3,104,676	3,554,158
Reinvested	—	23,802
Redeemed	(130,300)	(194,642)

Change in shares resulting from capital transactions	2,974,376	3,383,318

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Global Opportunities Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
From Investment Activities
Operations:
Net investment income	$467,261	$346,709
Net realized gains from investments and foreign currency	11,793,238	15,443,915
Net change in unrealized appreciation on investments and foreign currency	8,502,398	35,910,191

Change in net assets resulting from operations	20,762,897	51,700,815

Distributions to Shareholders:
Class A	—	(317)
Class I	—	(1,917,882)
Class R6	—	(2,159,636)

Change in net assets resulting from shareholder distributions	—	(4,077,835)

Capital Transactions:
Proceeds from shares issued	300,618,142	230,249,771
Distributions reinvested	—	3,985,805
Cost of shares redeemed	(79,498,958)	(76,173,153)

Change in net assets resulting from capital transactions	221,119,184	158,062,423

Net increase in net assets	241,882,081	205,685,403
Net Assets:
Beginning of period	264,571,575	58,886,172

End of period	$506,453,656	$264,571,575

Share Transactions:
Issued	14,064,423	12,864,250
Reinvested	—	211,211
Redeemed	(3,707,369)	(4,255,199)

Change in shares resulting from capital transactions	10,357,054	8,820,262

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC International Opportunities Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
From Investment Activities
Operations:
Net investment income	$993,480	$804,796
Net realized gains from investments and foreign currency	4,012,898	6,113,702
Net change in unrealized appreciation on investments and foreign currency	783,934	56,251,195

Change in net assets resulting from operations	5,790,312	63,169,693

Distributions to Shareholders:
Class A	—	(620)
Class I	—	(9,574,285)
Class R6	—	(1,025)

Change in net assets resulting from shareholder distributions	—	(9,575,930)

Capital Transactions:
Proceeds from shares issued	16,868,540	79,661,795
Distributions reinvested	—	7,798,538
Cost of shares redeemed	(13,512,030)	(43,806,370)

Change in net assets resulting from capital transactions	3,356,510	43,653,963

Net increase in net assets	9,146,822	97,247,726
Net Assets:
Beginning of period	170,828,409	73,580,683

End of period	$179,975,231	$170,828,409

Share Transactions:
Issued	1,232,083	7,759,846
Reinvested	—	624,883
Redeemed	(995,388)	(3,960,332)

Change in shares resulting from capital transactions	236,695	4,424,397

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/21 (Unaudited)	$14.64	0.09		(1.26)	—(b	)	(1.17)	—	—	—	$13.47
Year Ended 3/31/21	9.50	—(b	)	5.25	—(b	)	5.25	(0.11)	—	(0.11)	14.64
Year Ended 3/31/20	11.82	0.38(c	)	(2.33)	—		(1.95)	(0.36)	(0.01)	(0.37)	9.50
Year Ended 3/31/19	13.05	0.21		(0.56)	—		(0.35)	(0.10)	(0.78)	(0.88)	11.82
Year Ended 3/31/18	10.91	0.10		2.13	—		2.23	(0.09)	—(b )	(0.09)	13.05
Year Ended 3/31/17	9.81	0.11		1.10	—		1.21	(0.07)	(0.04)	(0.11)	10.91
Class I
Six Months Ended 9/30/21 (Unaudited)	$14.91	0.11		(1.29)	—(b	)	(1.18)	—	—	—	$13.73
Year Ended 3/31/21	9.67	0.07		5.32	—(b	)	5.39	(0.15)	—	(0.15)	14.91
Year Ended 3/31/20	12.01	0.44(c	)	(2.39)	—		(1.95)	(0.38)	(0.01)	(0.39)	9.67
Year Ended 3/31/19	13.26	0.18		(0.51)	—		(0.33)	(0.14)	(0.78)	(0.92)	12.01
Year Ended 3/31/18	11.07	0.15		2.16	—		2.31	(0.12)	—(b )	(0.12)	13.26
Year Ended 3/31/17	9.95	0.12		1.12	—		1.24	(0.08)	(0.04)	(0.12)	11.07
Class R6
Six Months Ended 9/30/21 (Unaudited)	$14.98	0.11		(1.30)	—		(1.19)	—	—	—	$13.79
Year Ended 3/31/21	9.72	0.07		5.34	—		5.41	(0.15)	—	(0.15)	14.98
Year Ended 3/31/20	12.07	0.38(c	)	(2.34)	—		(1.96)	(0.38)	(0.01)	(0.39)	9.72
Year Ended 3/31/19	13.31	0.18		(0.50)	—		(0.32)	(0.14)	(0.78)	(0.92)	12.07
Year Ended 3/31/18	11.13	0.15		2.15	—		2.30	(0.12)	—(b )	(0.12)	13.31
Period Ended 3/31/17(d)	10.08	0.04		1.08	—		1.12	(0.03)	(0.04)	(0.07)	11.13

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)

Net investment income per share and the ratio of net investment income to average net assets include $0.27 and 2.30%, for Class A and $0.27 and 2.30% for Class I and $0.28 and 2.30% for the Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(d)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/21 (Unaudited)	(7.99)%(c)	$274,058	1.13%(d)	1.21%(d)	1.55%(d)	8%
Year Ended 3/31/21	55.33%	287,862	1.13%	0.00%	1.45%	15%
Year Ended 3/31/20	(17.22)%	19,435	1.13%	3.19%(e)	1.36%	20%
Year Ended 3/31/19	(1.90)%	14,815	1.13%	1.74%	1.47%	19%
Year Ended 3/31/18	20.42%(f)	48,235	1.03%(g)	0.76%	1.55%	42%
Year Ended 3/31/17	12.42%	5,115	0.98%	1.09%	1.80%	19%
Class I
Six Months Ended 9/30/21 (Unaudited)	(7.91)%(c)	$2,167,065	0.88%(d)	1.46%(d)	0.96%(d)	8%
Year Ended 3/31/21	55.77%	2,069,695	0.88%	0.57%	0.99%	15%
Year Ended 3/31/20	(16.97)%	1,047,077	0.88%	3.65%(e)	1.02%	20%
Year Ended 3/31/19	(1.71)%	766,141	0.88%	1.46%	1.08%	19%
Year Ended 3/31/18	20.81%(f)	556,822	0.78%(g)	1.20%	1.18%	42%
Year Ended 3/31/17	12.56%	223,971	0.73%	1.18%	1.30%	19%
Class R6
Six Months Ended 9/30/21 (Unaudited)	(7.88)%(c)	$252,546	0.88%(d)	1.45%(d)	0.88%(d)	8%
Year Ended 3/31/21	55.70%	305,553	0.88%	0.58%	0.88%	15%
Year Ended 3/31/20	(16.97)%	146,156	0.88%	3.20%(e)	0.91%	20%
Year Ended 3/31/19	(1.62)%	99,198	0.88%	1.47%	0.98%	19%
Year Ended 3/31/18	20.63%(f)	44,584	0.77%(g)	1.16%	1.09%	42%
Period Ended 3/31/17(h)	11.20%(c)	23,224	0.73%(d)	0.95%(d)	1.28%(d)	19%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)

Net investment income per share and the ratio of net investment income to average net assets include $0.27 and 2.30%, for Class A and $0.27 and 2.30% for Class I and $0.28 and 2.30% for the Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(f)	Includes a payment made by the sub-advisor. The impact of the payment to total returns for each class is 0.17%.

(g)

Beginning January 2, 2018, the net operating expenses were contractually limited to 1.13%, 0.88% and 0.88% of average daily net assets for Class A, Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(h)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended 9/30/21 (Unaudited)	$11.22	0.14		(0.45)	(0.31)	—	—	—	$10.91
Year Ended 3/31/21	6.42	0.08		4.76	4.84	(0.03)	(0.01)	(0.04)	11.22
Year Ended 3/31/20	8.74	0.33(b	)	(2.31)	(1.98)	(0.34)	—	(0.34)	6.42
Year Ended 3/31/19	10.17	0.21		(1.44)	(1.23)	(0.18)	(0.02)	(0.20)	8.74
Period Ended 3/31/18(c)	10.00	0.02		0.15	0.17	—	—	—	10.17
Class R6
Six Months Ended 9/30/21 (Unaudited)	$10.90	0.14		(0.45)	(0.31)	—	—	—	$10.59
Year Ended 3/31/21	6.42	0.12		4.68	4.80	(0.31)	(0.01)	(0.32)	10.90
Year Ended 3/31/20	8.74	0.34(b	)	(2.31)	(1.97)	(0.35)	—	(0.35)	6.42
Year Ended 3/31/19	10.17	0.21		(1.43)	(1.22)	(0.19)	(0.02)	(0.21)	8.74
Period Ended 3/31/18(c)	10.00	0.02		0.15	0.17	—	—	—	10.17

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)

Net investment income per share and the ratio of net investment income to average net assets include $0.14 and 1.63% for Class I and $0.14 and 1.63% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(c)	For the period from February 9, 2018 (commencement of operations) to March 31, 2018.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class I
Six Months Ended 9/30/21 (Unaudited)	(2.94	)%(b)	$65,434	0.95	%(c)	2.43	%(c)	1.30	%(c)	15%
Year Ended 3/31/21	75.61%		40,956	0.95%		0.79%		1.97%		68%
Year Ended 3/31/20	(23.71)%		1,762	0.95%		3.91	%(d)	6.68%		71%
Year Ended 3/31/19	(12.04)%		2,245	0.77	%(e)	2.35%		7.02%		75%
Period Ended 3/31/18(f)	1.90	%(b)	2,543	1.11	%(c)	1.75	%(c)	9.98	%(c)	27%
Class R6
Six Months Ended 9/30/21 (Unaudited)	(2.84	)%(b)	$9,521	0.88	%(c)	2.55	%(c)	1.26	%(c)	15%
Year Ended 3/31/21	75.44%		3,006	0.88%		1.36%		3.37%		68%
Year Ended 3/31/20	(23.58)%		1,712	0.88%		3.99	%(d)	6.67%		71%
Year Ended 3/31/19	(11.98)%		2,242	0.71	%(e)	2.41%		6.96%		75%
Period Ended 3/31/18(f)	1.90	%(b)	2,543	1.06	%(c)	1.80	%(c)	9.60	%(c)	27%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)

Net investment income per share and the ratio of net investment income to average net assets include $0.14 and 1.63% for Class I and $0.14 and 1.63% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(e)

Beginning July 2, 2018, the net operating expenses were contractually limited to 0.95% and 0.88% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31, 2019.

(f)	For the period from February 9, 2018 (commencement of operations) to March 31, 2018.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/21 (Unaudited)	$19.39	—(b	)	1.66	—		1.66	—	—	—	$21.05
Year Ended 3/31/21	12.28	(0.01)		7.51	—(b	)	7.50	—	(0.39)	(0.39)	19.39
Period Ended 3/31/20(c)	15.50	0.02		(3.24)	—		(3.22)	—	—	—	12.28
Class I
Six Months Ended 9/30/21 (Unaudited)	$19.41	0.02		1.66	—		1.68	—	—	—	$21.09
Year Ended 3/31/21	12.28	0.04		7.53	—		7.57	(0.05)	(0.39)	(0.44)	19.41
Year Ended 3/31/20	14.04	0.20(d)		(1.53)	—		(1.33)	(0.16)	(0.27)	(0.43)	12.28
Year Ended 3/31/19	13.69	0.09		0.72	—		0.81	(0.02)	(0.44)	(0.46)	14.04
Year Ended 3/31/18	11.31	0.07		2.82	—		2.89	(0.08)	(0.43)	(0.51)	13.69
Year Ended 3/31/17	10.12	0.07		1.20	—		1.27	(0.08)	—	(0.08)	11.31
Class R6
Six Months Ended 9/30/21 (Unaudited)	$19.47	0.03		1.66	—		1.69	—	—	—	$21.16
Year Ended 3/31/21	12.30	0.06		7.52	—		7.58	(0.02)	(0.39)	(0.41)	19.47
Year Ended 3/31/20	14.08	0.16(d)		(1.48)	—		(1.32)	(0.19)	(0.27)	(0.46)	12.30
Year Ended 3/31/19	13.77	0.13		0.68	—		0.81	(0.06)	(0.44)	(0.50)	14.08
Year Ended 3/31/18	11.39	0.07		2.85	—		2.92	(0.11)	(0.43)	(0.54)	13.77
Period Ended 3/31/17(e)	10.42	—(b)		0.97	—		0.97	—	—	—	11.39

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from January 28, 2020 (commencement of operations) to March 31. 2020.

(d)

Net investment income per share and the ratio of net investment income to average net assets include $0.13 and 0.87% for Class I and $0.12 and 0.87% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(e)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

    FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/21 (Unaudited)	8.56%(c)	$ 14	1.00%(d)	(0.02)%(d)	65.72%(d)	10%
Year Ended 3/31/21	61.21%	13	1.02%(e)	(0.07)%	33.96%	62%
Period Ended 3/31/20(f)	(20.77)%(c)	8	1.11%(d)	0.82%(d)	1.64%(d)	23%
Class I
Six Months Ended 9/30/21 (Unaudited)	8.66%(c)	$247,574	0.75%(d)	0.19%(d)	0.78%(d)	10%
Year Ended 3/31/21	61.74%	144,339	0.77%(e)	0.25%	0.99%	62%
Year Ended 3/31/20	(10.10)%	58,090	0.86%	1.35%(g)	1.25%	23%
Year Ended 3/31/19	6.49%	18,873	0.86%	0.64%	1.94%	28%
Year Ended 3/31/18	25.71%	11,236	0.94%(h)	0.50%	2.52%	30%
Year Ended 3/31/17	12.58%	7,102	1.05%	0.65%	3.26%	36%
Class R6
Six Months Ended 9/30/21 (Unaudited)	8.68%(c)	$258,865	0.70%(d)	0.28%(d)	0.72%(d)	10%
Year Ended 3/31/21	61.76%	120,220	0.71%(e)	0.31%	0.90%	62%
Year Ended 3/31/20	(10.01)%	788	0.81%	1.19%(g)	5.44%	23%
Year Ended 3/31/19	6.54%	55	0.81%	0.95%	18.77%	28%
Year Ended 3/31/18	25.80%	14	0.90%(h)	0.56%	30.59%	30%
Period Ended 3/31/17(i)	9.31%(c)	11	1.00%(d)	0.10%(d)	77.25%(d)	36%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

    FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

(e)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.00%, 0.75% and 0.70% of average daily net assets for Class A and Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2021.

(f)	For the period from January 28, 2020 (commencement of operations) to March 31. 2020.

(g)

Net investment income per share and the ratio of net investment income to average net assets include $0.13 and 0.87% for Class I and $0.12 and 0.87% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(h)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.86% and 0.81% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(i)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/21 (Unaudited)	$12.92	0.05		0.38	0.43	—	—	—	$13.35
Year Ended 3/31/21	8.41	0.02		5.17	5.19	—	(0.68)	(0.68)	12.92
Period Ended 3/31/20(b)	11.03	0.02		(2.64)	(2.62)	—	—	—	8.41
Class I
Six Months Ended 9/30/21 (Unaudited)	$12.97	0.07		0.38	0.45	—	—	—	$13.42
Year Ended 3/31/21	8.41	0.07		5.29	5.36	(0.12)	(0.68)	(0.80)	12.97
Year Ended 3/31/20	10.27	0.29(c	)	(1.70)	(1.41)	(0.31)	(0.14)	(0.45)	8.41
Year Ended 3/31/19	11.39	0.18		(0.56)	(0.38)	(0.10)	(0.64)	(0.74)	10.27
Year Ended 3/31/18	9.69	0.11		1.88	1.99	(0.12)	(0.17)	(0.29)	11.39
Year Ended 3/31/17	9.47	0.09		0.18	0.27	(0.05)	—	(0.05)	9.69
Class R6
Six Months Ended 9/30/21 (Unaudited)	$13.05	0.08		0.38	0.46	—	—	—	$13.51
Year Ended 3/31/21	8.46	0.08		5.32	5.40	(0.13)	(0.68)	(0.81)	13.05
Year Ended 3/31/20	10.33	0.29(c	)	(1.70)	(1.41)	(0.32)	(0.14)	(0.46)	8.46
Year Ended 3/31/19	11.44	0.18		(0.55)	(0.37)	(0.10)	(0.64)	(0.74)	10.33
Year Ended 3/31/18	9.74	0.13		1.88	2.01	(0.14)	(0.17)	(0.31)	11.44
Period Ended 3/31/17(d)	9.11	0.02		0.61	0.63	—(e )	—	—(e )	9.74

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2020 (commencement of operations) to March 31. 2020.

(c)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 and 1.58% for Class I and $0.17 and 1.58% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(d)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

(e)	Less than $0.01 or $(0.01) per share.

    FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**

Class A
Six Months Ended 9/30/21 (Unaudited)	3.33%(c)	$ 33	1.05%(d)	0.79%(d)	33.72%(d)	17%
Year Ended 3/31/21	62.00%	22	1.10%(e)	0.15%	3.67%	37%
Period Ended 3/31/20(f)	(23.75)%(c)	8	1.14%(d)	1.42%(d)	1.38%(d)	45%
Class I
Six Months Ended 9/30/21 (Unaudited)	3.47%(c)	$179,924	0.80%(d)	1.09%(d)	0.98%(d)	17%
Year Ended 3/31/21	63.90%	170,788	0.81%(e)	0.59%	1.11%	37%
Year Ended 3/31/20	(14.68)%	73,562	0.89%	2.76%(g)	1.21%	45%
Year Ended 3/31/19	(2.46)%	66,202	0.89%(h)	1.71%	1.26%(h)	49%
Year Ended 3/31/18	20.82%	65,372	0.94%(i)	1.03%	1.32%	45%
Year Ended 3/31/17	2.85%	25,145	1.00%	0.99%	1.84%	38%
Class R6
Six Months Ended 9/30/21 (Unaudited)	3.45%(c)	$ 18	0.75%(d)	1.14%(d)	19.74%(d)	17%
Year Ended 3/31/21	64.15%	18	0.76%(e)	0.67%	24.83%	37%
Year Ended 3/31/20	(14.74)%	11	0.84%	2.74%(g)	28.05%	45%
Year Ended 3/31/19	(2.27)%	13	0.84%(h)	1.69%	29.90%(h)	49%
Year Ended 3/31/18	20.75%	13	0.89%(i)	1.14%	30.23%	45%
Period Ended 3/31/17(j)	6.96%(c)	11	0.95%(d)	0.46%(d)	77.08%(d)	38%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

    FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

(e)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.05%, 0.80% and 0.75% of average daily net assets for Class A and Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2021.

(f)	For the period from January 28, 2020 (commencement of operations) to March 31. 2020.

(g)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 and 1.58% for Class I and $0.17 and 1.58% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(h)	Ratios include line of credit interest expense which is less than 0.01%.

(i)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.89% and 0.84% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(j)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

    NOTES TO FINANCIAL STATEMENTS

September 30, 2021 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 16 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Value Equity Fund (“Emerging Markets Value Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

Emerging Markets Equity Fund, Global Opportunities Fund and International Opportunities Fund each offer three share classes: Class A, Class R6 and Class I shares. Emerging Markets Value Equity Fund offers two share classes: Class I and Class R6 shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services

    NOTES TO FINANCIAL STATEMENTS

utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American and South American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American and South American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to

    NOTES TO FINANCIAL STATEMENTS

dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

    NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Equity Fund Assets:
Investments in Securities
Common Stocks
Argentina	$ 25,023,060	$ —	$—	$ 25,023,060
Austria	—	40,885,207	—	40,885,207
Brazil	100,614,131	—	—	100,614,131
Chile	25,136,886	99,249,169	—	124,386,055
China	159,650,127	398,427,335	—	558,077,462
Hong Kong	—	148,530,095	—	148,530,095
India	—	444,764,349	—	444,764,349
Indonesia	—	81,259,533	—	81,259,533
Korea	—	286,649,013	—	286,649,013
Mexico	69,532,096	—	—	69,532,096
Peru	28,374,015	—	—	28,374,015
Philippines	—	56,613,128	—	56,613,128
South Africa	—	126,149,462	—	126,149,462
Taiwan	—	402,720,243	—	402,720,243
Thailand	—	20,608,448	—	20,608,448
Turkey	—	37,073,830	—	37,073,830
United Kingdom	—	81,819,207	—	81,819,207
Investment Company	100,833,067	—	—	100,833,067
Total Assets	$509,163,382	$2,224,749,019	$—	$2,733,912,401

    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Value Equity Fund Assets:
Investments in Securities
Common Stocks
Brazil	$ 2,375,880	$ —	$—	$ 2,375,880
Chile	643,203	1,062,708	—	1,705,911
China	5,658,385	12,531,549	—	18,189,934
Egypt	—	929,406	—	929,406
Greece	—	575,862	—	575,862
Hong Kong	—	1,655,174	—	1,655,174
Hungary	—	1,478,671	—	1,478,671
India	—	6,839,607	—	6,839,607
Indonesia	—	962,990	—	962,990
Korea	—	11,346,426	—	11,346,426
Mexico	2,886,096	—	—	2,886,096
Pakistan	—	575,825	—	575,825
Peru	732,204	—	—	732,204
Philippines	—	564,964	—	564,964
Russia	861,328	3,452,492	—	4,313,820
South Africa	—	4,741,835	—	4,741,835
Taiwan	—	7,070,772	—	7,070,772
Thailand	—	757,374	—	757,374
Turkey	—	528,829	—	528,829
United Arab Emirates	—	723,760	—	723,760
United States	—	1,213,768	—	1,213,768
Vietnam	—	1,719,763	—	1,719,763
Preferred Stocks	2,215,565	—	—	2,215,565
Investment Company	1,295,452	—	—	1,295,452
Total Assets	$16,668,113	$58,731,775	$—	$75,399,888

    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Opportunities Fund Assets:
Investments in Securities
Common Stocks
Argentina	$ 6,045,840	$ —	$—	$ 6,045,840
Belgium	—	18,413,308	—	18,413,308
China	—	4,613,247	—	4,613,247
Denmark	—	12,464,789	—	12,464,789
Finland	—	14,407,657	—	14,407,657
Germany	—	19,209,835	—	19,209,835
Hong Kong	—	18,129,726	—	18,129,726
Ireland	—	10,607,169	—	10,607,169
Japan	—	17,293,240	—	17,293,240
Netherlands	—	7,354,602	—	7,354,602
South Africa	—	2,280,034	—	2,280,034
Spain	—	24,543,536	—	24,543,536
Switzerland	—	26,678,210	—	26,678,210
Taiwan	13,174,700	—	—	13,174,700
United Kingdom	—	22,305,490	—	22,305,490
United States	284,862,805	—	—	284,862,805
Investment Company	3,804,976	—	—	3,804,976
Total Assets	$307,888,321	$198,300,843	$—	$506,189,164

    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Opportunities Fund Assets:
Investments in Securities
Common Stocks
Argentina	$ 3,862,620	$ —	$—	$ 3,862,620
Australia	—	2,327,428	—	2,327,428
Austria	—	2,129,948	—	2,129,948
Belgium	—	6,383,530	—	6,383,530
Denmark	—	5,814,344	—	5,814,344
Finland	—	6,072,846	—	6,072,846
Germany	—	7,651,601	—	7,651,601
Hong Kong	—	8,384,412	—	8,384,412
India	8,607,517	—	—	8,607,517
Ireland	—	4,152,763	—	4,152,763
Japan	—	27,018,164	—	27,018,164
Netherlands	—	8,142,362	—	8,142,362
Norway	—	2,732,744	—	2,732,744
Singapore	—	5,703,407	—	5,703,407
South Africa	—	7,490,644	—	7,490,644
Spain	—	8,050,799	—	8,050,799
Sweden	—	1,681,454	—	1,681,454
Switzerland	—	16,965,878	—	16,965,878
Taiwan	10,039,345	5,668,479	—	15,707,824
Thailand	—	2,723,889	—	2,723,889
United Kingdom	—	24,835,847	—	24,835,847
Zambia	2,352,609	—	—	2,352,609
Investment Company	1,978,377	—	—	1,978,377
Rights/Warrants	24,132	—	—	24,132
Total Assets	$26,864,600	$153,930,539	$—	$180,795,139

Repurchase Agreements:

The Funds, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended September 30, 2021.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

    NOTES TO FINANCIAL STATEMENTS

	Value March 31, 2021	Purchases	Sales	Value September 30, 2021	Dividends
Investments in U.S. Government Money Market Fund —RBC Institutional Class 1
Emerging Markets Equity Fund	$ —	$441,981,330	$341,148,263	$100,833,067	$6,331
Emerging Markets Value Equity Fund	166,783	29,450,563	28,321,894	1,295,452	153
Global Opportunities Fund	7,322,625	224,030,099	227,547,748	3,804,976	826
International Opportunities Fund	2,839,826	20,086,890	20,948,339	1,978,377	248

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex- dividend date. In certain foreign markets where declaration of a dividend follows the ex-dividend date, the dividend will be recorded when the Fund is notified of the declaration date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be

    NOTES TO FINANCIAL STATEMENTS

permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gain and losses, including foreign currency gains and losses, foreign taxes and passive foreign investment companies (PFICs).

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Emerging Market Equity Fund	0.80%
Emerging Markets Value Equity Fund	0.80%
Global Opportunities Fund	0.65%
International Opportunities Fund	0.70%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A, Class I and Class R6 shares of each Fund to the following levels:

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Markets Equity Fund	1.13%	0.88%	0.88%
Emerging Markets Value Equity Fund	N/A	0.95%	0.88%
Global Opportunities Fund	1.00%	0.75%	0.70%
International Opportunities Fund	1.05%	0.80%	0.75%

This expense limitation agreement is in place until July 31, 2023 (September 30, 2023 for Emerging Markets Equity Fund) and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At September 30, 2021, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 3/31/19	FYE 3/31/20	FYE 3/31/21	FYE 3/31/22	Total
Emerging Markets Equity Fund	$734,977	$1,590,349	$1,751,584	$1,487,968	$5,564,878
Emerging Markets Value Equity Fund	127,032	252,132	284,653	120,071	783,888
Global Opportunities Fund	99,290	197,222	271,393	53,117	621,022
International Opportunities Fund	138,247	266,018	410,189	171,124	985,578

For the six months ended September 30, 2021, the Advisor recouped $31,403 of expenses previously waived/reimbursed by the Emerging Markets Equity Fund.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

    NOTES TO FINANCIAL STATEMENTS

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended September 30, 2021, the amount waived was $37,142, $820, $5,278 and $1,463 for the Emerging Markets Equity Fund, Emerging Markets Value Equity Fund, Global Opportunities Fund and International Opportunities Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

The Funds are sub-advised by RBC GAM-UK, which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $68,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in ”Trustees’ fees“.

In conjunction with the launch of each of the Funds or additional share classes, the Advisor invested seed capital to provide each Fund or share class with its initial investment assets. The table below shows, as of September 30, 2021, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Markets Value Equity Fund	$74,954,750	543,106	7.8%
Global Opportunities Fund	$506,453,656	659	0.0%
International Opportunities Fund	$179,975,231	2,310	0.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

    NOTES TO FINANCIAL STATEMENTS

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended September 30, 2021, there were no fees waived by the Distributor.

For the period ended September 30, 2021, the Distributor received commissions of $3,668 front-end sales charges of Class A shares, of the Funds, of which $265 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2021 were as follows:

	Purchases	Sales
Emerging Markets Equity Fund	$442,926,469	$228,604,502
Emerging Markets Value Equity Fund	44,168,509	9,942,324
Global Opportunities Fund	258,783,315	38,849,900
International Opportunities Fund	35,289,975	29,739,531

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Emerging Markets Equity Fund		Emerging Markets Value Equity Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$56,219,836	$286,616,571	$—	$—
Distributions reinvested	—	162,966	—	—
Cost of shares redeemed	(46,244,558)	(18,777,237)	—	—

Change in Class A	$9,975,278	$268,002,300	$—	$—

Class I
Proceeds from shares issued	$497,857,567	$663,616,450	$28,910,925	$29,825,722
Distributions reinvested	—	16,834,855	—	149,230
Cost of shares redeemed	(217,071,572)	(264,217,496)	(1,520,885)	(2,204,799)

Change in Class I	$280,785,995	$416,233,809	$27,390,040	$27,770,153

Class R6
Proceeds from shares issued	$39,692,405	$89,875,347	$6,900,000	$—
Distributions reinvested	—	2,307,638	—	86,448
Cost of shares redeemed	(69,150,665)	(17,376,284)	—	—

Change in Class R6	$(29,458,260)	$74,806,701	$6,900,000	$86,448

Change in net assets resulting from capital transactions	$261,303,013	$759,042,810	$34,290,040	$27,856,601

    NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Equity Fund		Emerging Markets Value Equity Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
SHARE TRANSACTIONS:
Class A
Issued	3,900,398	19,139,830	—	—
Reinvested	—	11,750	—	—
Redeemed	(3,212,286)	(1,539,090)	—	—

Change in Class A	688,112	17,612,490	—	—

Class I
Issued	33,810,086	49,761,963	2,481,615	3,554,158
Reinvested	—	1,193,115	—	14,908
Redeemed	(14,809,080)	(20,357,430)	(130,300)	(194,642)

Change in Class I	19,001,006	30,597,648	2,351,315	3,374,424

Class R6
Issued	2,670,384	6,619,216	623,061	—
Reinvested	—	162,854	—	8,894
Redeemed	(4,762,441)	(1,419,187)	—	—

Change in Class R6	(2,092,057)	5,362,883	623,061	8,894

Change in shares resulting from capital transactions	17,597,061	53,573,021	2,974,376	3,383,318

    NOTES TO FINANCIAL STATEMENTS

	Global Opportunities Fund		International Opportunities Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$3,774	$10,100	$1,992,961
Distributions reinvested	—	318	—	621
Cost of shares redeemed	—	(4,293)	—	(2,088,550)

Change in Class A	$—	$(201)	$10,100	$(94,968)

Class I
Proceeds from shares issued	$154,568,607	$95,929,845	$16,858,440	$77,668,834
Distributions reinvested	—	1,908,421	—	7,796,893
Cost of shares redeemed	(61,410,521)	(44,649,849)	(13,512,030)	(41,717,820)

Change in Class I	$93,158,086	$53,188,417	$3,346,410	$43,747,907

Class R6
Proceeds from shares issued	$146,049,535	$134,316,152	$—	$—
Distributions reinvested	—	2,077,066	—	1,024
Cost of shares redeemed	(18,088,437)	(31,519,011)	—	—

Change in Class R6	$127,961,098	$104,874,207	$—	$1,024

Change in net assets resulting from capital transactions	$221,119,184	$158,062,423	$3,356,510	$43,653,963

SHARE TRANSACTIONS:
Class A
Issued	—	232	753	209,618
Reinvested	—	17	—	50
Redeemed	—	(225)	—	(208,837)

Change in Class A	—	24	753	831

Class I
Issued	7,155,123	5,089,835	1,231,330	7,550,228
Reinvested	—	101,296	—	624,751
Redeemed	(2,854,713)	(2,482,577)	(995,388)	(3,751,495)

Change in Class I	4,300,410	2,708,554	235,942	4,423,484

Class R6
Issued	6,909,300	7,774,183	—	—
Reinvested	—	109,898	—	82
Redeemed	(852,656)	(1,772,397)	—	—

Change in Class R6	6,056,644	6,111,684	—	82

Change in shares resulting from capital transactions	10,357,054	8,820,262	236,695	4,424,397

    NOTES TO FINANCIAL STATEMENTS

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2021, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$2,574,357,334	$352,561,884	$(193,006,817)	$159,555,067
Emerging Markets Value Equity Fund	72,770,522	8,756,497	(6,127,131)	2,629,366
Global Opportunities Fund	470,775,259	45,554,272	(10,140,367)	35,413,905
International Opportunities Fund	140,927,902	40,580,980	(713,743)	39,867,237

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment company mark-to-market adjustment.

The tax character of distributions during the year ended March 31, 2021 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Equity Fund	$20,986,884	$—	$20,986,884	$20,986,884
Emerging Markets Value Equity Fund	235,678	—	235,678	235,678
Global Opportunities Fund	322,897	3,754,938	4,077,835	4,077,835
International Opportunities Fund	1,655,425	7,920,505	9,575,930	9,575,930

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2022.

During the year ended March 31, 2021, Emerging Markets Equity Fund utilized $14,655,025 and Emerging Markets Value Equity Fund utilized $51,631 of capital loss carryforwards.

As of March 31, 2021, the Funds did not have any capital loss carryforwards for federal income tax purposes except Emerging Markets Value Equity Fund had a short-term capital loss carryforward of $424,138 and a long-term capital loss carryforward of $204,297 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. Emerging Markets Value Equity Fund’s amount includes losses in connection with an ownership change, therefore utilization of capital loss carryover is subject to annual limitations. These capital loss carryforwards are not subject to expiration.

    NOTES TO FINANCIAL STATEMENTS

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes, which will be treated as arising on the first business day of the year ended March 31, 2022.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 9, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the six months ended September 30, 2021, redemption fees were collected by the Emerging Markets Equity Fund and International Opportunities Fund in the amount of $9,803 and $10 respectively. There were no redemption fees collected by the other funds. Redemption fees collected by the Funds are included in the cost of shares redeemed on the Statements of Changes in Net Assets.

9. Line of Credit

Emerging Markets Equity Fund, Global Opportunities Fund and International Opportunities Fund (“Participating Funds”) are participants in a single uncommitted, unsecured $30,000,000 line of credit with The Bank of New York Mellon, the Funds’ custodian, to be used to fund shareholder redemptions requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of June 17, 2022. Interest is charged on borrowings made under this line of credit at a rate per annum equal 1.25% plus the higher of the Federal Funds Effective Rate or one-month LIBOR rate. An undrawn fee of 0.08% per annum on the daily amount of the excess of $30,000,000 less the aggregate principal amount of advances outstanding is accrued and is due on the last business day of each calendar quarter. Each Participating Fund shall each pay its pro rata share of this fee based on its pro rata net assets at the time the fee is due and payable. Since each Participating Fund participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $30,000,000 at any particular time. During the period ended September 30, 2021, none of the Funds borrowed under the line of credit.

10. Significant Risks

Shareholder concentration risk:

As of September 30, 2021, the following Funds had omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Markets Equity Fund	2	25.9%
Emerging Markets Value Equity Fund	1	17.4%
Global Opportunities Fund	1	11.6%
International Opportunities Fund	3	94.7%

In addition, two unaffiliated shareholders owned in aggregate 21.6% of Global Opportunities Fund and two unaffiliated shareholders owned in aggregate 41.1% of Emerging Markets Value Equity Fund as of September 30, 2021. Significant transactions by these shareholders may impact the Funds’ performance.

    NOTES TO FINANCIAL STATEMENTS

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Industry and sector focus risk:

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

11. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

    SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer three share classes: Class A, Class I and Class R6.

Class A

Class A shares, offered by Emerging Markets Equity Fund, Global Opportunities Fund and International Opportunities Fund are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum upfront sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Funds and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in all Funds and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

    SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period* 4/1/21–9/30/21	Annualized Expense Ratio During Period 4/1/21–9/30/21
Emerging Markets Equity Fund
Class A	$1,000.00	$ 920.10	$5.44	1.13%
Class I	1,000.00	920.90	4.24	0.88%
Class R6	1,000.00	921.20	4.24	0.88%
Emerging Markets Value Equity Fund
Class I	1,000.00	970.60	4.69	0.95%
Class R6	1,000.00	971.60	4.35	0.88%
Global Opportunities Fund
Class A	1,000.00	1,085.60	5.23	1.00%
Class I	1,000.00	1,086.60	3.92	0.75%
Class R6	1,000.00	1,086.80	3.66	0.70%
International Opportunities Fund
Class A	1,000.00	1,033.30	5.35	1.05%
Class I	1,000.00	1,034.70	4.08	0.80%
Class R6	1,000.00	1,034.50	3.83	0.75%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

    SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period* 4/1/21-9/30/21	Annualized Expense Ratio During Period 4/1/21-9/30/21
Emerging Markets Equity Fund
Class A	$1,000.00	$1,019.40	$5.72	1.13%
Class I	1,000.00	1,020.66	4.46	0.88%
Class R6	1,000.00	1,020.66	4.46	0.88%
Emerging Markets Value Equity Fund
Class I	1,000.00	1,020.31	4.81	0.95%
Class R6	1,000.00	1,020.66	4.46	0.88%
Global Opportunities Fund
Class A	1,000.00	1,020.05	5.06	1.00%
Class I	1,000.00	1,021.31	3.80	0.75%
Class R6	1,000.00	1,021.56	3.55	0.70%
International Opportunities Fund
Class A	1,000.00	1,019.80	5.32	1.05%
Class I	1,000.00	1,021.06	4.05	0.80%
Class R6	1,000.00	1,021.31	3.80	0.75%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

    APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

In September 2021, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor and sub-advisory agreements with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor and Sub-Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company providing comparative fee and expense information and comparative performance information for the Funds. The Board reviewed certain changes to the Funds that had been made in the prior year, including the impending liquidation of the RBC Emerging Markets Small Cap Equity Fund. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management teams, as well as senior investment professionals, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor and Sub-Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as their respective Morningstar categories. For several of the Funds, the Board also reviewed comparative information with respect to custom peer groups designed to align more closely with the Funds’ specific investment strategies.

The Trustees also reviewed information on the response to the continuing COVID-19 pandemic by each of the Advisor and the Sub-Advisor and the measures taken to ensure that the services provided to the Funds were not impacted.

The Board then reviewed the performance of each Fund vs. relevant securities benchmarks and fund peer groups. With regard to the RBC Global Opportunities Fund, the Board noted the recent change in the fund’s Morningstar category, which aligned more closely to the Fund’s strategy and performance.

The Trustees reviewed the Funds’ expense structure and advisory fees, including information regarding other client accounts advised or sub-advised by the Sub-Advisor with investment objectives similar to those of the Funds, including advisory fees paid and the reasons for the differences in fees. The Trustees considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses, noting that all fee waivers were now being borne by the Advisor. The Trustees evaluated profitability data for the Advisor and Sub-Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollars and other fall-out benefits. The Trustees noted that advisory fees and expense ratios were competitive and, in particular, that none of the Funds had total net expenses below the median of its peer group.

In considering the nature and quality of services provided by the Sub-Advisor to the Funds, the Trustees considered the Sub-Advisor’s investment strategies and demonstrated capabilities with respect to fundamental analysis, its significant expertise with regard to evaluating environmental, social and governance (ESG) factors, and geographic expertise. The Trustees also considered the qualifications and experience of the Sub-Advisor’s staff as well as its operational and compliance structure and systems, and the Advisor’s expertise in coordinating and overseeing the investment management and related operations of the Funds. The Trustees expressed confidence in the investment teams of the Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds. In addition, the Trustees reviewed favorably the Advisor management team’s initiative to institute portfolio engineering risk analytics as part of the investment process.

    APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Based upon their review, the Trustees concluded that the Funds’ advisory and sub-advisory fees payable to the Advisor and Sub-Advisor, respectively, were fair and reasonable in light of: the nature and quality of the services provided; the fees charged with respect to other comparable funds sub-advised by the Sub-Advisor; the complex nature of the jurisdictions where the underlying investments originate, which span a number of emerging market countries; the value of the Funds to investors; and the size of the accounts. The Trustees determined that the fees were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2021.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EM SAR 09-21

Semi-Annual Report For the six months ended September 30, 2021 RBC Short Duration Fixed Income Fund RBC Ultra-Short Fixed Income Fund

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.rbcgam.com.

Table of	Portfolio Managers	1
Contents	Performance Summary	2
	Fund Statistics
	- RBC Short Duration Fixed Income Fund	3
	- RBC Ultra-Short Fixed Income Fund	4
	Schedule of Portfolio Investments	5
	Financial Statements
	- Statements of Assets and Liabilities	21
	- Statements of Operations	23
	- Statements of Changes in Net Assets	24
	Financial Highlights	26
	Notes to Financial Statements	30
	Share Class Information	41
	Supplemental Information	42
	Approval of Investment Advisory Agreements (Unaudited)	44

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM-US”) serves as the investment advisor to the RBC Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM-US’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Senior Portfolio Manager

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM-US. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM-US’s government mandates. Brian joined RBC GAM-US in 2005 and most recently led the mortgage and government team before being promoted to his current position. Prior to joining RBC GAM-US, he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He first started in the investment industry in 1992. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Brandon T. Swensen, CFA

Vice President, Co-Head, Senior Portfolio Manager

Brandon Swensen oversees RBC GAM-US’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and several cash management and core solutions. Brandon joined RBC GAM-US in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to his current position. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

1

    PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of September 30, 2021 (Unaudited)

RBC Short Duration Fixed Income Fund
Class A
- At Net Asset Value	1.02%	3.20%	2.36%	2.15%	0.45%	1.58%
Class I
- At Net Asset Value	1.11%	3.27%	2.44%	2.24%	0.35%	0.68%

ICE BofAML 1-3
Year U.S. Corporate & Government Index(d)	0.35%	2.90%	1.92%	1.64%
RBC Ultra-Short Fixed Income Fund
Class A
- At Net Asset Value	0.93%	2.38%	2.04%	1.73%	0.38%	0.81%
Class I
- At Net Asset Value	0.93%	2.49%	2.15%	1.81%	0.28%	0.77%

ICE BofAML U.S.
1-Year Treasury Bill Index(d)	0.21%	1.85%	1.47%	1.11%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)

The inception date (commencement date) is March 3, 2014 for Class A shares and December 30, 2013 for Class I shares. The performance in the table for the Class A shares prior to March 3, 2014 reflects the performance of the Class I shares since the Fund’s inception.

(b)	The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until July 31, 2023.

(c)	The Funds’ expenses reflect the most recent fiscal year ended March 31, 2021.

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The ICE BofAML 1-3 Year US Corporate & Government Index tracks the performance of U.S. dollar-denominated, investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational, and corporate securities with a remaining term to final maturity less than three years. You cannot invest directly in an index.

The ICE BofAML US 1-Year Treasury Bill Index comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, one year from the rebalancing date. You cannot invest directly in an index.

2

FUND STATISTICS (UNAUDITED)
RBC Short Duration Fixed Income Fund
Current income consistent with preservation of capital.				Investment Objective
ICE BofAML 1-3 Year US Corporate & Government Index				Benchmark
				Asset Allocation as of 9/30/21 (% of Fund’s investments)

Sunrun Vulcan Issuer LLC, Series	1.87%	Videotron Ltd., 5.38%, 6/15/24	1.27%	Top Ten Holdings (excluding investment companies) (as of 9/30/21) (% of Fund’s net assets)
2021-1A, Class A, 2.46%,		Tesla Auto Lease Trust, Series	1.25%
1/30/52		2019-A, Class D, 3.37%,
GM Financial Automobile Leasing	1.35%	1/20/23
Trust, Series 2020-1, Class C,		HCA, Inc., 5.88%, 5/1/23	1.25%
2.04%, 12/20/23		Sunnova Helios II Issuer LLC, Series	1.24%
BNP Paribas SA, MTN, 3.50%,	1.33%	2019-AA, Class A, 3.75%,
3/1/23		6/20/46
Sempra Energy, 2.90%, 2/1/23	1.31%	Credit Agricole SA, 3.75%,	1.22%
American Tower Corp., REIT,	1.28%	4/24/23
5.00%, 2/15/24
*A listing of all portfolio holdings can be found beginning on page 5
				Growth of $10,000 Initial Investment Since Inception (12/30/13)
The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2021 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

3

	FUND STATISTICS (UNAUDITED)
	RBC Ultra-Short Fixed Income Fund
Investment Objective	Current income consistent with preservation of capital.
Benchmark	ICE BofAML US 1-Year Treasury Bill Index
Asset Allocation as of 9/30/21 (% of Fund’s investments)
Top Ten Holdings	Willis North America, Inc., 3.60%,	1.37%	Santander Retail Auto Lease Trust,	1.14%
(excluding	5/15/24		Series 2020-B, Class C, 1.18%,
investment	American Tower Corp., REIT,	1.33%	12/20/24
companies) (as	5.00%, 2/15/24		Teledyne Technologies, Inc.,	1.11%
of 9/30/21) (%	Charter Communications	1.23%	0.95%, 4/1/24
of Fund’s net	Operating LLC / Charter		Dell Equipment Finance Trust,	1.08%
assets)	Communications Operating		Series 2021-2, Class D, 1.21%,
	Capital, Series USD, 4.50%,		6/22/27
	2/1/24		Broadcom Corp. / Broadcom	1.06%
	Charter Communications	1.20%	Cayman Finance Ltd., 3.63%,
	Operating LLC / Charter		1/15/24
	Communications Operating		World Omni Auto Receivables	1.05%
	Capital, 4.46%, 7/23/22		Trust, Series 2021-B, Class C,
	Tesla Auto Lease Trust, Series	1.14%	1.29%, 12/15/27
	2019-A, Class D, 3.37%,
	1/20/23
	*A listing of all portfolio holdings can be found beginning on page 12
Growth of $10,000 Initial Investment Since Inception (12/30/13)

The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2021 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

4

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds — 67.45%
Basic Materials — 2.87%
$350,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 1.24%, 11/15/23(a)	$356,607
250,000	International Flavors & Fragrances, Inc., 0.70%, 9/15/22(b)	250,720
100,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(b)	99,152
200,000	Nutrien Ltd., 3.15%, 10/1/22	204,148
325,000	Westlake Chemical Corp., 0.88%, 8/15/24	325,262

		1,235,889

Communications — 3.74%
175,000	AT&T, Inc., 0.90%, 3/25/24	175,240
400,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	410,131
250,000	Qwest Corp., 6.75%, 12/1/21	252,203
500,000	Videotron Ltd., 5.38%, 6/15/24(b)	545,416
196,000	Walt Disney Co. (The), 7.75%, 1/20/24	226,535

		1,609,525

Consumer, Cyclical — 5.34%
200,000	7-Eleven, Inc., 0.80%, 2/10/24(b)	199,881
175,000	Brunswick Corp., 0.85%, 8/18/24	174,920
350,000	Daimler Finance North America LLC, 0.75%, 3/1/24(b)	350,086
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	517,839
200,000	General Motors Financial Co., Inc., 3.45%, 1/14/22	201,181
165,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	178,457
150,000	General Motors Financial Co., Inc., 4.15%, 6/19/23	158,493
250,000	Lennar Corp., 4.75%, 11/15/22	259,045
260,000	Volkswagen Group of America Finance LLC, 0.88%, 11/22/23(b)	261,152

		2,301,054

Consumer, Non-cyclical — 8.72%
400,000	AbbVie, Inc., 3.25%, 10/1/22	408,692
250,000	AbbVie, Inc., 3.45%, 3/15/22	252,206
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 1.15%, 6/6/22(a)	125,717
182,000	Becton Dickinson and Co., 3.36%, 6/6/24	193,472
350,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 1.02%, 7/15/23(a)	354,515
275,000	Conagra Brands, Inc., 0.50%, 8/11/23	275,019
14,000	CVS Health Corp., 3.70%, 3/9/23	14,619
250,000	EMD Finance LLC, 3.25%, 3/19/25(b)	266,586
500,000	HCA, Inc., 5.88%, 5/1/23	536,707
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(b)	253,607
175,000	Humana, Inc., 0.65%, 8/3/23	175,096
400,000	JDE Peet’s NV, 0.80%, 9/24/24(b)	398,939

5

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Principal Amount		Value
$275,000	PerkinElmer, Inc., 0.85%, 9/15/24	$274,950
225,000	Viatris, Inc., 1.13%, 6/22/22(b)	226,125

		3,756,250

Energy — 8.54%
250,000	Cheniere Energy Partners LP, 5.63%, 10/1/26	257,032
225,000	Enbridge, Inc., 0.55%, 10/4/23	225,134
500,000	Enbridge, Inc., 2.50%, 1/15/25	520,396
250,000	Energy Transfer LP, 4.50%, 4/15/24	270,483
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	217,547
250,000	Kinder Morgan, Inc., 4.30%, 6/1/25	276,059
250,000	ONEOK Partners LP, 5.00%, 9/15/23	267,678
350,000	ONEOK, Inc., 4.25%, 2/1/22	350,992
275,000	Pioneer Natural Resources Co., 0.75%, 1/15/24	274,616
500,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	506,648
500,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	509,146

		3,675,731

Financial — 19.84%
350,000	American Tower Corp., REIT, 3.50%, 1/31/23	364,285
500,000	American Tower Corp., REIT, 5.00%, 2/15/24	549,223
250,000	Athene Global Funding, 1.61%, 6/29/26(b)	249,722
125,000	Athene Global Funding, 1.73%, 10/2/26(b)	124,896
400,000	Bank of America Corp., 3.00%, 12/20/23(c)	412,135
500,000	Barclays Plc, 3.68%, 1/10/23	504,375
550,000	BNP Paribas SA, MTN, 3.50%, 3/1/23(b)	573,246
149,000	Camden Property Trust, REIT, 4.88%, 6/15/23	158,172
250,000	CIT Group, Inc., 4.75%, 2/16/24	267,225
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 0.82%, 6/9/27(a)	350,532
350,000	Citigroup, Inc., 4.04%, 6/1/24(c)	370,190
300,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 0.60%, 1/10/23(a)	301,566
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	259,477
500,000	Credit Agricole SA, 3.75%, 4/24/23(b)	525,485
350,000	Credit Suisse Group AG, 3.57%, 1/9/23(b)	352,866
275,000	Crown Castle International Corp., REIT, 1.35%, 7/15/25	276,063
200,000	DNB Bank ASA, 1.54%, 5/25/27(b),(c)	200,018
250,000	Goldman Sachs Group, Inc. (The), 0.67%, 3/8/24(c)	250,310
250,000	Goldman Sachs Group, Inc. (The), GMTN, 2.91%, 7/24/23(c)	254,838
400,000	Goldman Sachs Group, Inc. (The), Series VAR, 0.63%, 11/17/23(c)	400,332
200,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	199,568
250,000	HSBC Holdings Plc, 3.60%, 5/25/23	262,839
200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 1.03%, 7/23/24(a)	202,608
490,000	JPMorgan Chase & Co., 3.21%, 4/1/23(c)	496,846

6

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Principal Amount		Value
$375,000	Lloyds Banking Group Plc, 2.91%, 11/7/23(c)	$384,733
250,000	Morgan Stanley, GMTN, 2.75%, 5/19/22	254,030

		8,545,580

Industrial — 5.46%
350,000	Agilent Technologies, Inc., 3.88%, 7/15/23	369,093
200,000	Boeing Co. (The), 1.43%, 2/4/24	200,286
150,000	Boeing Co. (The), 2.20%, 2/4/26	151,188
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	298,442
290,000	General Electric Co., MTN, 5.55%, 1/5/26	339,212
300,000	Huntington Ingalls Industries, Inc., 0.67%, 8/16/23(b)	300,004
425,000	Teledyne Technologies, Inc., 0.95%, 4/1/24	425,444
250,000	Trane Technologies Luxembourg Finance SA, 3.55%, 11/1/24	268,565

		2,352,234

Technology — 5.63%
300,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23	321,961
375,000	Leidos, Inc., 2.95%, 5/15/23	388,226
375,000	Microchip Technology, Inc., 0.97%, 2/15/24(b)	375,128
100,000	Microchip Technology, Inc., 0.98%, 9/1/24(b)	99,895
250,000	NXP BV / NXP Funding LLC, 4.63%, 6/1/23(b)	266,094
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(b)	104,526
250,000	Open Text Corp., 5.88%, 6/1/26(b)	258,753
225,000	Roper Technologies, Inc., 2.35%, 9/15/24	235,458
125,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	125,227
250,000	VMware, Inc., 1.00%, 8/15/24	250,849

		2,426,117

Utilities — 7.31%
400,000	American Electric Power Co., Inc., Series M, 0.75%, 11/1/23	400,019
275,000	CenterPoint Energy Resources Corp., 0.70%, 3/2/23	275,005
250,000	CenterPoint Energy, Inc., 1.45%, 6/1/26	250,129
150,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	159,695
370,000	Consolidated Edison, Inc., Series A, 0.65%, 12/1/23	369,995
280,000	Emera US Finance LP, 0.83%, 6/15/24(b)	278,826
500,000	Evergy, Inc., 2.45%, 9/15/24	521,997
325,000	OGE Energy Corp., 0.70%, 5/26/23	324,993
550,000	Sempra Energy, 2.90%, 2/1/23	566,241

		3,146,900

Total Corporate Bonds		29,049,280

(Cost $28,781,809)

Asset Backed Securities — 31.06%
240,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	250,028
125,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	128,564

7

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Principal Amount		Value
$455,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	$468,105
315,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	313,836
420,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 5/15/24	422,383
475,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24	480,049
305,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.91%, 1/15/25	313,740
335,000	CarMax Auto Owner Trust, Series 2019-1, Class C, 3.74%, 1/15/25	348,759
250,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	257,973
310,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	320,594
175,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	180,627
467,982	Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23(b)	469,466
175,000	Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 4/22/25(b)	177,381
470,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(b)	469,641
180,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	181,999
175,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	176,618
50,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	51,222
175,000	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	177,394
400,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	397,555
200,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	197,545
300,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25	300,353
180,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	181,306
575,000	GM Financial Automobile Leasing Trust, Series 2020-1, Class C, 2.04%, 12/20/23	582,698
370,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	380,223
410,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24	419,960
120,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class C, 2.62%, 1/16/25	123,195
80,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	81,897

8

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Principal Amount		Value
$ 60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	$61,450
325,000	GM Financial Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	323,665
248,683	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	250,394
80,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	81,645
400,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.13%, 11/16/26	401,133
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	399,789
500,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	508,186
511,220	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(b)	533,618
795,325	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	803,973
525,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(b)	538,504
310,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(b)	312,615
500,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(b)	501,390
425,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(b)	424,648
100,000	Verizon Owner Trust, Series 2018-A, Class C, 3.55%, 4/20/23	100,962
275,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	281,018

Total Asset Backed Securities		13,376,101

(Cost $13,267,489)

U.S. Government Agency Backed Mortgages — 0.03%
Fannie Mae — 0.01%
2,559	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 1.04%, 10/25/31(a)	2,629
1,883	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 0.84%, 11/25/39(a)	1,919

		4,548

Freddie Mac — 0.02%
1,906	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 1.08%, 3/15/32(a)	1,962
2,036	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 1.08%, 3/15/32(a)	2,093

9

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Principal Amount		Value
$3,834	Series 2627, Class MW, 5.00%, 6/15/23	$3,946
724	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 0.58%, 11/15/40(a)	727

		8,728

Total U.S. Government Agency Backed Mortgages		13,276

(Cost $12,948)

Shares
Investment Company — 1.68%
721,030	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	721,030

Total Investment Company		721,030

(Cost $721,030)

Total Investments		$43,159,687
(Cost $42,783,276)(e) — 100.22%
Liabilities in excess of other assets — (0.22)%		(93,742)

NET ASSETS — 100.00%		$43,065,945

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2021:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value	Clearinghouse
Two Year U.S. Treasury Note	23	December 2021	$(2,875)	USD $5,061,258	Barclays Capital Group

Total			$(2,875)

10

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

See Notes to the Financial Statements.

11

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund

September 30, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds — 70.91%
Basic Materials — 2.26%
$ 600,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 1.24%, 11/15/23(a)	$611,327
300,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	322,095
750,000	International Flavors & Fragrances, Inc., 0.70%, 9/15/22(b)	752,160
300,000	Nutrien Ltd., 3.15%, 10/1/22	306,222
1,000,000	Westlake Chemical Corp., 0.88%, 8/15/24	1,000,804

		2,992,608

Communications — 4.36%
1,000,000	AT&T, Inc., 0.90%, 3/25/24	1,001,368
1,550,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	1,589,256
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, Series USD, 4.50%, 2/1/24	1,622,401
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 0.76%, 4/15/24(a)	151,832
800,000	Thomson Reuters Corp., 3.85%, 9/29/24	860,923
500,000	Videotron Ltd., 5.38%, 6/15/24(b)	545,416

		5,771,196

Consumer, Cyclical — 4.37%
400,000	7-Eleven, Inc., 0.80%, 2/10/24(b)	399,762
500,000	BMW US Capital LLC, 0.75%, 8/12/24(b)	501,198
525,000	Brunswick Corp., 0.85%, 8/18/24	524,760
650,000	Daimler Finance North America LLC, 0.75%, 3/1/24(b)	650,160
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	517,839
1,000,000	General Motors Financial Co., Inc., 3.70%, 5/9/23	1,043,716
500,000	General Motors Financial Co., Inc., 4.15%, 6/19/23	528,309
807,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	825,595
300,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(b)	304,342
450,000	Volkswagen Group of America Finance LLC, 4.25%, 11/13/23(b)	482,391

		5,778,072

Consumer, Non-cyclical — 8.36%
1,000,000	AbbVie, Inc., 3.25%, 10/1/22	1,021,731
300,000	AbbVie, Inc., 3.45%, 3/15/22	302,647
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 1.15%, 6/6/22(a)	125,717
340,000	Becton Dickinson and Co., 3.36%, 6/6/24	361,431
600,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 1.02%, 7/15/23(a)	607,741
1,000,000	Conagra Brands, Inc., 0.50%, 8/11/23	1,000,069
35,000	CVS Health Corp., 3.70%, 3/9/23	36,547
350,000	EMD Finance LLC, 2.95%, 3/19/22(b)	352,762
500,000	Equifax, Inc., 2.60%, 12/1/24	524,680
300,000	Gilead Sciences, Inc., 0.75%, 9/29/23	300,029
250,000	HCA, Inc., 4.75%, 5/1/23	265,680

12

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Principal Amount		Value
$ 750,000	HCA, Inc., 5.88%, 5/1/23	$805,061
500,000	Humana, Inc., 0.65%, 8/3/23	500,274
1,350,000	JDE Peet’s NV, 0.80%, 9/24/24(b)	1,346,420
500,000	Keurig Dr Pepper, Inc., 0.75%, 3/15/24	500,329
750,000	PerkinElmer, Inc., 0.55%, 9/15/23	750,627
500,000	PerkinElmer, Inc., 0.85%, 9/15/24	499,908
750,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	781,842
250,000	Stryker Corp., 0.60%, 12/1/23	250,038
500,000	Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23	538,722
175,000	Viatris, Inc., 1.13%, 6/22/22(b)	175,875

		11,048,130

Energy — 7.73%
250,000	Cheniere Energy Partners LP, 5.63%, 10/1/26	257,033
150,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 1.03%, 5/15/22(a)	150,788
450,000	Enbridge, Inc., 0.55%, 10/4/23	450,268
250,000	Enbridge, Inc., 2.90%, 7/15/22	254,461
550,000	Enbridge, Inc., 4.00%, 10/1/23	582,218
250,000	Energy Transfer LP, 3.45%, 1/15/23	256,964
200,000	Energy Transfer LP, 3.60%, 2/1/23	206,108
250,000	Energy Transfer LP, 5.20%, 2/1/22	250,868
850,000	Energy Transfer LP, 5.88%, 1/15/24	933,111
250,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24	267,335
1,150,000	Kinder Morgan, Inc., 5.63%, 11/15/23(b)	1,252,496
450,000	ONEOK Partners LP, 3.38%, 10/1/22	459,483
750,000	ONEOK Partners LP, 5.00%, 9/15/23	803,034
750,000	ONEOK, Inc., 2.75%, 9/1/24	786,006
250,000	ONEOK, Inc., 4.25%, 2/1/22	250,708
700,000	Pioneer Natural Resources Co., 0.75%, 1/15/24	699,024
250,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	253,324
300,000	Spectra Energy Partners LP, 4.75%, 3/15/24	325,911
300,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	305,487
500,000	Williams Cos., Inc. (The), 3.60%, 3/15/22	504,520
600,000	Williams Cos., Inc. (The), 4.30%, 3/4/24	644,389
300,000	Williams Cos., Inc. (The), 4.50%, 11/15/23	321,441

		10,214,977

Financial — 25.01%
1,602,000	American Tower Corp., REIT, 5.00%, 2/15/24	1,759,709
1,000,000	Athene Global Funding, 0.91%, 8/19/24(b)	998,608
1,000,000	Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24(b)	1,085,092
650,000	Bank of America Corp., MTN, 0.52%, 6/14/24(c)	649,637
300,000	Bank of America Corp., MTN, 0.81%, 10/24/24(c)	300,981
475,000	Bank of America Corp., 0.98%, 4/22/25(c)	477,429

13

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Principal Amount		Value
$1,250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 1.10%, 7/23/24(a)	$1,266,021
750,000	Bank of America Corp., 3.00%, 12/20/23(c)	772,754
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 0.74%, 9/19/22(a)	251,394
250,000	Barclays Plc, 1.01%, 12/10/24(c)	251,122
600,000	Barclays Plc, 3.65%, 3/16/25	645,330
263,000	Barclays Plc, 3.68%, 1/10/23	265,301
250,000	BNP Paribas SA, MTN, 2.95%, 5/23/22(b)	254,269
500,000	BNP Paribas SA, 3.38%, 1/9/25(b)	532,996
250,000	BNP Paribas SA, MTN, 3.50%, 3/1/23(b)	260,566
350,000	BNP Paribas SA, MTN, 3.80%, 1/10/24(b)	372,864
83,000	Camden Property Trust, REIT, 4.88%, 6/15/23	88,109
300,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 0.77%, 9/13/23(a)	303,257
500,000	Canadian Imperial Bank of Commerce, 3.10%, 4/2/24	529,396
250,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.690%), 0.82%, 10/27/22(a)	251,407
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 0.82%, 6/9/27(a)	1,001,520
250,000	Citigroup, Inc., 0.98%, 5/1/25(c)	250,953
200,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.950%), 1.08%, 7/24/23(a)	201,239
1,000,000	Citigroup, Inc., 2.88%, 7/24/23(c)	1,019,507
565,000	Commonwealth Bank of Australia, (SOFR RATE + 0.400%), 0.45%, 7/7/25(a),(b)	565,384
250,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 0.60%, 1/10/23(a)	251,305
750,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	778,431
1,000,000	Cooperatieve Rabobank UA, 4.63%, 12/1/23	1,082,932
250,000	Credit Agricole SA, 3.38%, 1/10/22(b)	252,072
590,000	Credit Agricole SA, 3.75%, 4/24/23(b)	620,072
250,000	Credit Suisse Group AG, 3.57%, 1/9/23(b)	252,047
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	516,488
500,000	Crown Castle International Corp., REIT, 3.20%, 9/1/24	531,440
500,000	Goldman Sachs Group, Inc. (The), 0.67%, 3/8/24(c)	500,621
400,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 0.88%, 2/23/23(a)	403,120
250,000	Goldman Sachs Group, Inc. (The), GMTN, 2.91%, 7/24/23(c)	254,838
200,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24	213,202
850,000	Goldman Sachs Group, Inc. (The), Series VAR, 0.63%, 11/17/23(c)	850,705
250,000	HSBC Holdings Plc, 0.73%, 8/17/24(c)	250,165
550,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	548,811
250,000	HSBC Holdings Plc, 3.26%, 3/13/23(c)	253,136
225,000	HSBC Holdings Plc, 3.60%, 5/25/23	236,556
350,000	HSBC Holdings Plc, 3.95%, 5/18/24(c)	368,572
200,000	ING Groep NV, 3.15%, 3/29/22	202,861
250,000	ING Groep NV, 4.10%, 10/2/23	267,582

14

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Principal Amount		Value
$ 500,000	JPMorgan Chase & Co., (SOFR RATE + 0.580%), Series FRN, 0.63%, 6/23/25(a)	$502,265
250,000	JPMorgan Chase & Co., 0.70%, 3/16/24(c)	250,695
1,000,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.850%), GMTN, 0.97%, 1/10/25(a)	1,012,445
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.900%), 1.03%, 4/25/23(a)	251,353
250,000	JPMorgan Chase & Co., 3.56%, 4/23/24(c)	261,663
400,000	Lloyds Banking Group Plc, 0.70%, 5/11/24(c)	401,101
350,000	Lloyds Banking Group Plc, 2.86%, 3/17/23(c)	353,944
200,000	Lloyds Banking Group Plc, 2.91%, 11/7/23(c)	205,191
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	251,862
1,000,000	Mid-America Apartments LP, REIT, 4.30%, 10/15/23	1,064,523
300,000	Morgan Stanley, 0.53%, 1/25/24(c)	300,162
1,000,000	Morgan Stanley, 0.73%, 4/5/24(c)	1,003,117
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.400%), MTN, 1.53%, 10/24/23(a)	253,188
500,000	Nordea Bank Abp, 3.75%, 8/30/23(b)	530,301
500,000	Santander UK Group Holdings Plc, 3.37%, 1/5/24(c)	516,735
492,000	Santander UK Group Holdings Plc, 3.57%, 1/10/23	496,119
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 0.82%, 3/14/22(a),(b)	200,568
425,000	UBS AG, MTN, 0.45%, 2/9/24(b)	422,794
1,695,000	Willis North America, Inc., 3.60%, 5/15/24	1,807,240

		33,075,067

Industrial — 2.93%
500,000	Boeing Co. (The), 1.17%, 2/4/23	501,058
250,000	Boeing Co. (The), 1.43%, 2/4/24	250,358
925,000	Huntington Ingalls Industries, Inc., 0.67%, 8/16/23(b)	925,013
185,000	L3Harris Technologies, Inc., 3.95%, 5/28/24	198,553
500,000	Raytheon Technologies Corp., 3.20%, 3/15/24	529,694
1,469,000	Teledyne Technologies, Inc., 0.95%, 4/1/24	1,470,535

		3,875,211

Technology — 9.82%
900,000	Analog Devices, Inc., (SOFR RATE + 0.250%), 0.30%, 10/1/24(a)	901,212
1,100,000	Autodesk, Inc., 3.60%, 12/15/22	1,131,726
1,318,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	1,397,792
250,000	Broadcom, Inc., 4.70%, 4/15/25	278,164
650,000	Dell International LLC / EMC Corp., 4.00%, 7/15/24	703,503
1,150,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23	1,234,183
1,250,000	Leidos, Inc., 2.95%, 5/15/23	1,294,088
1,025,000	Microchip Technology, Inc., 0.97%, 2/15/24(b)	1,025,349
500,000	Microchip Technology, Inc., 0.98%, 9/1/24(b)	499,476
550,000	NXP BV / NXP Funding LLC, 3.88%, 9/1/22(b)	566,554
1,100,000	NXP BV / NXP Funding LLC, 4.63%, 6/1/23(b)	1,170,812
500,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(b)	522,631

15

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Principal Amount		Value
$ 250,000	Open Text Corp., 5.88%, 6/1/26(b)	$258,753
325,000	Roper Technologies, Inc., 0.45%, 8/15/22	325,535
875,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	876,589
800,000	VMware, Inc., 0.60%, 8/15/23	800,791

		12,987,158

Utilities — 6.07%
425,000	American Electric Power Co., Inc., Series M, 0.75%, 11/1/23	425,020
300,000	CenterPoint Energy Resources Corp., 0.70%, 3/2/23	300,005
1,000,000	CenterPoint Energy, Inc., (SOFR RATE + 0.650%), 0.70%, 5/13/24(a)	1,001,857
148,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	157,566
510,000	Consolidated Edison, Inc., Series A, 0.65%, 12/1/23	509,993
600,000	Dominion Energy, Inc., Series B, 2.75%, 9/15/22	610,377
1,115,000	Emera US Finance LP, 0.83%, 6/15/24(b)	1,110,323
1,000,000	Evergy, Inc., 2.45%, 9/15/24	1,043,994
350,000	NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	351,359
875,000	OGE Energy Corp., 0.70%, 5/26/23	874,981
500,000	Sempra Energy, 2.90%, 2/1/23	514,765
300,000	Southern Co. (The), Series 21-A, 0.60%, 2/26/24	299,397
150,000	WEC Energy Group, Inc., 0.55%, 9/15/23	149,958
675,000	WEC Energy Group, Inc., 0.80%, 3/15/24	676,739

		8,026,334

Total Corporate Bonds		93,768,753

(Cost $93,562,658)

Asset Backed Securities — 27.18%
234,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49%, 9/18/26	236,294
790,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.04%, 11/18/24	826,017
160,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	166,685
175,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B, 2.13%, 7/18/25	177,384
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	308,641
100,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D, 1.80%, 12/18/25	101,662
390,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	388,559
800,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 5/15/24	804,540
350,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.95%, 11/15/23	353,307
200,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25	204,431

16

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Principal Amount		Value
$ 205,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.91%, 1/15/25	$210,874
185,000	CarMax Auto Owner Trust, Series 2018-4, Class C, 3.85%, 7/15/24	191,811
290,000	CarMax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	301,203
145,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.04%, 8/15/25	151,114
450,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.41%, 10/15/25	466,968
300,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	309,568
705,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 1/15/26	727,488
100,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	103,417
125,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	129,020
572,000	CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27	622,567
1,000,000	CarMax Auto Owner Trust, Series 2020-3, Class D, 2.53%, 1/15/27	1,029,457
900,000	CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	901,243
198,078	CNH Equipment Trust, Series 2019-A, Class A3, 3.01%, 4/15/24	200,552
380,236	Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23(b)	381,441
603,000	Dell Equipment Finance Trust, Series 2019-1, Class B, 2.94%, 3/22/24(b)	607,569
1,430,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(b)	1,428,908
10,901	Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 9/15/23	10,925
119,663	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24	121,648
620,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.30%, 4/15/26	639,681
71,174	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	71,538
1,000,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	1,029,115
150,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.69%, 8/17/26	154,563
130,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	131,444
265,000	Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/26	272,639
105,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	105,971

17

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Principal Amount		Value
$ 265,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	$271,474
125,000	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	126,710
900,000	Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 5/17/27	924,030
140,000	Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	142,663
1,100,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	1,093,276
775,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	765,486
500,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25	500,589
105,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	105,762
425,000	GM Financial Automobile Leasing Trust, Series 2020-1, Class C, 2.04%, 12/20/23	430,689
1,150,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21%, 12/20/24	1,191,027
1,000,000	GM Financial Automobile Leasing Trust, Series 2020-3, Class D, 1.71%, 2/20/25	1,010,138
150,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class B, 3.27%, 1/16/24	152,750
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	61,423
50,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	51,208
325,000	GM Financial Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	323,665
1,040,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class C, 0.92%, 12/15/27(b)	1,029,669
257,488	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24	260,641
721,833	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.07%, 8/15/24	734,075
51,071	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	51,267
100,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.65%, 4/15/25	102,110
400,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22%, 7/15/25	409,888
160,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	163,290
420,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64%, 11/16/26	425,534
1,000,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48%, 1/15/27	1,013,005
450,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.13%, 11/16/26	451,275

18

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Principal Amount		Value
$1,100,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	$1,099,420
505,000	Santander Retail Auto Lease Trust, Series 2019-A, Class B, 3.01%, 5/22/23(b)	507,585
300,000	Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 5/22/23(b)	302,555
240,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	243,929
450,000	Santander Retail Auto Lease Trust, Series 2020-A, Class C, 2.08%, 3/20/24(b)	459,300
1,500,000	Santander Retail Auto Lease Trust, Series 2020-B, Class C, 1.18%, 12/20/24(b)	1,507,412
1,026,015	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(b)	1,070,967
100,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(b)	102,013
1,475,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(b)	1,512,940
600,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(b)	601,668
1,300,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(b)	1,298,923
170,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	173,720
1,400,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.29%, 12/15/27	1,394,270

Total Asset Backed Securities		35,934,590

(Cost $35,952,414)

U.S. Government Agency Backed Mortgages — 0.89%
Fannie Mae — 0.00%
1,025	Pool #888467, 6.00%, 6/1/22	1,029
2,623	Series 2003-55, Class CD, 5.00%, 6/25/23	2,700
443	Series 2012-1, Class GB, 2.00%, 2/25/22	443

		4,172

FREMF Mortgage Trust — 0.89%
1,120,000	Series 2016-K722, Class B, 3.99%, 7/25/49(b),(d)	1,168,495

Total U.S. Government Agency Backed Mortgages		1,172,667

(Cost $1,180,815)

19

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2021 (Unaudited)

Shares		Value
Investment Company — 1.84%
2,438,215	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	$2,438,215

Total Investment Company		2,438,215

(Cost $2,438,215)

Total Investments		$133,314,225
(Cost $133,134,102)(f) — 100.82%

Liabilities in excess of other assets — (0.82)%		(1,087,445)

NET ASSETS — 100.00%		$132,226,780

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2021:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
Two Year U.S. Treasury Note	155	December 2021	$21,446	USD $34,108,477	Barclays Capital Group

Total			$21,446

Abbreviations used are defined below:

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

See Notes to the Financial Statements.

20

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

September 30, 2021 (Unaudited)

	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $42,062,246 and $130,695,887, respectively)	$42,438,657	$130,876,010
Affiliated investments (cost $721,030 and $2,438,215, respectively)	721,030	2,438,215
Cash at broker for financial futures contracts	39,405	141,281
Interest and dividend receivable	213,930	596,885
Receivable from advisor	6,798	—
Receivable for capital shares issued	100,000	291,298
Unrealized appreciation on futures contracts	—	21,446
Prepaid expenses and other assets	10,359	20,745

Total Assets	43,530,179	134,385,880

Liabilities:
Foreign withholding tax payable	2,061	2,061
Distributions payable	1,186	4,908
Payable for capital shares redeemed	53,042	180,061
Payable for investments purchased	349,883	1,914,766
Unrealized depreciation on futures contracts	2,875	—
Accrued expenses and other payables:
Investment advisory fees	—	9,383
Accounting fees	4,459	5,163
Audit fees	11,150	11,150
Trustees’ fees	180	—
Distribution fees	—	4,325
Custodian fees	1,686	315
Shareholder reports	12,548	7,047
Transfer agent fees	7,997	8,695
Other	17,167	11,226

Total Liabilities	464,234	2,159,100

Net Assets	$43,065,945	$132,226,780

Net Assets Consists of:
Capital	$42,298,011	$132,210,774
Accumulated earnings	767,934	16,006

Net Assets	$43,065,945	$132,226,780

21

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2021 (Unaudited)

	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Net Assets
Class A	$1,223,144	$33,267,924
Class I	41,842,801	98,958,856

Total	$43,065,945	$132,226,780

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	120,344	3,331,080
Class I	4,123,362	9,921,673

Total	4,243,706	13,252,753

Net Asset Values and Redemption Prices Per Share:
Class A	$10.16	$9.99

Class I	$10.15	$9.97

See Notes to the Financial Statements.

22

FINANCIAL STATEMENTS
Statements of Operations

For the Six Months Ended September 30, 2021 (Unaudited)

	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$367,949	$631,125
Dividend income - affiliated	194	541

Total Investment Income	368,143	631,666
Expenses:
Investment advisory fees	66,085	133,851
Distribution fees–Class A	351	12,071
Accounting fees	31,120	33,257
Audit fees	18,835	18,835
Custodian fees	2,898	1,962
Insurance fees	1,786	1,786
Legal fees	1,540	1,123
Registrations and filing fees	20,510	24,083
Shareholder reports	16,472	17,796
Transfer agent fees–Class A	1,903	3,684
Transfer agent fees–Class I	20,319	28,136
Trustees’ fees and expenses	824	1,257
Tax expense	2,061	2,061
Other fees	2,283	2,220

Total expenses before fee waiver/reimbursement	186,987	282,122
Expenses waived/reimbursed by:
Advisor	(109,537)	(107,101)

Net expenses	77,450	175,021

Net Investment Income	290,693	456,645

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	361,213	63,869
Futures contracts	(1,749)	18,877

Net realized gains	359,464	82,746
Net change in unrealized appreciation/ (depreciation) on:
Investments	(392,512)	(147,436)
Futures contracts	(2,875)	(45,085)

Net unrealized losses	(395,387)	(192,521)

Change in net assets resulting from operations	$254,770	$346,870

See Notes to the Financial Statements.

23

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Short Duration Fixed Income Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
From Investment Activities
Operations:
Net investment income	$290,693	$1,183,729
Net realized gains from investments and futures contracts	359,464	505,827
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(395,387)	2,062,924

Change in net assets resulting from operations	254,770	3,752,480

Distributions to Shareholders:
Class A	(4,346)	(7,561)
Class I	(294,129)	(1,194,258)

Change in net assets resulting from shareholder distributions	(298,475)	(1,201,819)

Capital Transactions:
Proceeds from shares issued	6,831,317	22,504,326
Distributions reinvested	285,973	1,200,646
Cost of shares redeemed	(28,606,403)	(17,967,089)

Change in net assets resulting from capital transactions	(21,489,113)	5,737,883

Net increase/(decrease) in net assets	(21,532,818)	8,288,544
Net Assets:
Beginning of period	64,598,763	56,310,219

End of period	$43,065,945	$64,598,763

Share Transactions:
Issued	671,057	2,218,548
Reinvested	28,113	118,243
Redeemed	(2,811,269)	(1,771,182)

Change in shares resulting from capital transactions	(2,112,099)	565,609

See Notes to the Financial Statements.

24

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
From Investment Activities
Operations:
Net investment income	$456,645	$763,897
Net realized gains from investments and futures contracts	82,746	235,584
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(192,521)	1,623,046

Change in net assets resulting from operations	346,870	2,622,527

Distributions to Shareholders:
Class A	(89,622)	(135,540)
Class I	(391,351)	(647,315)

Change in net assets resulting from shareholder distributions	(480,973)	(782,855)

Capital Transactions:
Proceeds from shares issued	87,254,291	92,989,854
Distributions reinvested	445,196	714,803
Cost of shares redeemed	(51,258,841)	(40,316,838)

Change in net assets resulting from capital transactions	36,440,646	53,387,819

Net increase in net assets	36,306,543	55,227,491
Net Assets:
Beginning of period	95,920,237	40,692,746

End of period	$132,226,780	$95,920,237

Share Transactions:
Issued	8,734,567	9,332,318
Reinvested	44,574	71,887
Redeemed	(5,133,590)	(4,048,317)

Change in shares resulting from capital transactions	3,645,551	5,355,888

See Notes to the Financial Statements.

25

  FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/21 (Unaudited)	$10.18	0.06	(0.02)	0.04	(0.06)	(0.06)	$10.16
Year Ended 3/31/21	9.98	0.17	0.21	0.38	(0.18)	(0.18)	10.18
Year Ended 3/31/20	9.94	0.25	0.04	0.29	(0.25)	(0.25)	9.98
Year Ended 3/31/19	9.85	0.24	0.09	0.33	(0.24)	(0.24)	9.94
Year Ended 3/31/18	9.97	0.20	(0.12)	0.08	(0.20)	(0.20)	9.85
Year Ended 3/31/17	9.92	0.17	0.05	0.22	(0.17)	(0.17)	9.97
Class I
Six Months Ended 9/30/21 (Unaudited)	$10.16	0.07	(0.01)	0.06	(0.07)	(0.07)	$10.15
Year Ended 3/31/21	9.98	0.18	0.19	0.37	(0.19)	(0.19)	10.16
Year Ended 3/31/20	9.94	0.25	0.05	0.30	(0.26)	(0.26)	9.98
Year Ended 3/31/19	9.84	0.25	0.10	0.35	(0.25)	(0.25)	9.94
Year Ended 3/31/18	9.97	0.21	(0.13)	0.08	(0.21)	(0.21)	9.84
Year Ended 3/31/17	9.92	0.18	0.05	0.23	(0.18)	(0.18)	9.97

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

26

    FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/21 (Unaudited)	0.44%(b)	$ 1,223	0.45%(c)	1.19%(c)	1.39%(c)	19%
Year Ended 3/31/21	6.45%	419	0.45%	1.70%	1.58%	54%
Year Ended 3/31/20	0.34%	294	0.45%	2.48%	2.07%	33%
Year Ended 3/31/19	3.44%	310	0.45%	2.41%	1.99%	48%
Year Ended 3/31/18	0.78%	526	0.45%	1.98%	1.71%	55%
Year Ended 3/31/17	2.23%	666	0.45%	1.69%	1.53%	37%
Class I
Six Months Ended 9/30/21 (Unaudited)	0.59%(b)	$41,843	0.35%(c)	1.32%(c)	0.84%(c)	19%
Year Ended 3/31/21	6.35%	64,179	0.35%	1.79%	0.68%	54%
Year Ended 3/31/20	0.45%	56,016	0.35%	2.53%	0.79%	33%
Year Ended 3/31/19	3.65%	27,563	0.35%	2.55%	1.04%	48%
Year Ended 3/31/18	0.78%	25,482	0.35%	2.10%	0.99%	55%
Year Ended 3/31/17	2.33%	18,366	0.35%	1.78%	1.12%	37%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

See Notes to the Financial Statements.

27

    FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/21 (Unaudited)	$9.99	0.03	0.01	0.04	(0.04)	(0.04)	$9.99
Year Ended 3/31/21	9.58	0.13	0.42	0.55	(0.14)	(0.14)	9.99
Year Ended 3/31/20	9.89	0.23	(0.29)	(0.06)	(0.25)	(0.25)	9.58
Year Ended 3/31/19	9.84	0.24	0.06	0.30	(0.25)	(0.25)	9.89
Year Ended 3/31/18	9.90	0.18	(0.06)	0.12	(0.18)	(0.18)	9.84
Year Ended 3/31/17	9.87	0.14	0.04	0.18	(0.15)	(0.15)	9.90
Class I
Six Months Ended 9/30/21 (Unaudited)	$9.98	0.04	(0.01)	0.03	(0.04)	(0.04)	$9.97
Year Ended 3/31/21	9.57	0.14	0.42	0.56	(0.15)	(0.15)	9.98
Year Ended 3/31/20	9.87	0.25	(0.29)	(0.04)	(0.26)	(0.26)	9.57
Year Ended 3/31/19	9.83	0.25	0.04	0.29	(0.25)	(0.25)	9.87
Year Ended 3/31/18	9.88	0.19	(0.05)	0.14	(0.19)	(0.19)	9.83
Year Ended 3/31/17	9.87	0.15	0.02	0.17	(0.16)	(0.16)	9.88

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

28

    FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/21 (Unaudited)	0.38%(b)	$33,268	0.38%(c)	0.70%(c)	0.54%(c)	17%
Year Ended 3/31/21	5.78%	16,173	0.38%	1.30%	0.81%	56%
Year Ended 3/31/20	(0.67)%	5,745	0.38%	2.34%	1.07%	93%
Year Ended 3/31/19	3.04%	1,728	0.38%	2.41%	1.30%	57%
Year Ended 3/31/18	1.21%	1,978	0.39%(d)	1.83%	1.54%	68%
Year Ended 3/31/17	1.84%	667	0.40%	1.41%	1.30%	52%
Class I
Six Months Ended 9/30/21 (Unaudited)	0.33%(b)	$98,959	0.28%(c)	0.81%(c)	0.47%(c)	17%
Year Ended 3/31/21	5.89%	79,747	0.28%	1.42%	0.77%	56%
Year Ended 3/31/20	(0.47)%	34,948	0.28%	2.56%	0.99%	93%
Year Ended 3/31/19	3.04%	30,249	0.28%	2.57%	1.07%	57%
Year Ended 3/31/18	1.42%	21,577	0.29%(d)	1.89%	1.08%	68%
Year Ended 3/31/17	1.74%	14,011	0.30%	1.47%	1.14%	52%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.38% and 0.28% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

See Notes to the Financial Statements.

29

    NOTES TO FINANCIAL STATEMENTS

September 30, 2021 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 16 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class A (formerly Class F) and Class I shares. Class A and Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a contingent deferred sales charge.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the ”Board“) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

30

    NOTES TO FINANCIAL STATEMENTS

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

31

    NOTES TO FINANCIAL STATEMENTS

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short Duration Fixed Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$29,049,280	$—	$29,049,280
Asset Backed Securities	—	13,376,101	—	13,376,101
Investment Company	721,030	—	—	721,030
U.S. Government Agency Backed Mortgages	—	13,276	—	13,276

Total Assets	$721,030	$42,438,657	$—	$43,159,687

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(2,875)	$—	$—	$(2,875)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Ultra-Short Fixed Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$93,768,753	$—	$93,768,753
Asset Backed Securities	—	35,934,590	—	35,934,590
Investment Company	2,438,215	—	—	2,438,215
U.S. Government Agency Backed Mortgages	—	1,172,667	—	1,172,667
Other Financial Instruments*
Financial futures contracts	21,446	—	—	21,446

Total Assets	$2,459,661	$130,876,010	$—	$133,335,671

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

32

    NOTES TO FINANCIAL STATEMENTS

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of September 30, 2021, Funds do not have any outstanding TBA commitments.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Notes futures during the period ended September 30, 2021.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at September 30, 2021.

33

    NOTES TO FINANCIAL STATEMENTS

Fair Values of Derivative Financial Instrument as of September 30, 2021
Statement of Assets and Liabilities Location
Asset Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$—	$21,446
Total	$—	$21,446

Liability Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$2,875	$—
Total	$2,875	$—

The effect of derivative instruments on the Statement of Operations during the period ended September 30, 2021 is as follows:

Derivative Instruments Categorized by Risk Exposure	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$(1,749)	$18,877
Total	$(1,749)	$18,877

Derivative Instruments Categorized by Risk Exposure	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$(2,875)	$(45,085)
Total	$(2,875)	$(45,085)

For the period ended September 30, 2021, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Futures long position (contracts)	12	—
Futures short position (contracts)	—	173

34

    NOTES TO FINANCIAL STATEMENTS

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value March 31, 2021	Purchases	Sales	Value September 30, 2021	Dividends
Investments in U.S. Government Money Market Fund —RBC Institutional Class 1
Short Duration Fixed Income Fund	$1,065,250	$9,937,128	$10,281,348	$ 721,030	$194
Ultra-Short Fixed Income Fund	7,352,789	67,482,544	72,397,118	2,438,215	541

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

35

    NOTES TO FINANCIAL STATEMENTS

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These ”book/tax“ differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%
Ultra-Short Fixed Income Fund	0.23%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until July 31, 2023.

	Class A Annual Rate	Class I Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund	0.38%	0.28%

The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement as of September 30, 2021 were:

	FYE 3/31/19	FYE 3/31/20	FYE 3/31/21	FYE 3/31/22	Total
Short Duration Fixed Income Fund	$102,633	$184,217	$217,611	$108,406	$612,867
Ultra-Short Fixed Income Fund	119,276	206,451	260,145	103,995	689,867

36

    NOTES TO FINANCIAL STATEMENTS

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to RBC GAM-US indirectly through its investment in an affiliated money market fund. These waivers are voluntary and not subject to recoupment. These amounts are included in expenses waived/reimbursed by Advisor in the Statements of Operations. For the period ended September 30, 2021, the amounts waived were as follows:

Fees Waived
Short Duration Fixed Income Fund	$1,131
Ultra-Short Fixed Income Fund	3,106

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $68,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500, for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class A is 0.10%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2021, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2021 were as follows:

	Purchases	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
Short Duration Fixed Income Fund	$ 8,353,386	$28,827,558	$ —	$3,246
Ultra-Short Fixed Income Fund	58,286,543	19,164,951	1,177,531	8,493

37

    NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Short Duration Fixed Income Fund		Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$849,000	$709,715	$23,073,886	$12,835,122
Distributions reinvested	4,346	7,561	89,370	134,440
Cost of shares redeemed	(47,021)	(614,498)	(6,033,760)	(2,839,365)

Change in Class A	$806,325	$102,778	$17,129,496	$10,130,197

Class I
Proceeds from shares issued	$5,982,317	$21,794,611	$64,180,405	$80,154,732
Distributions reinvested	281,627	1,193,085	355,826	580,363
Cost of shares redeemed	(28,559,382)	(17,352,591)	(45,225,081)	(37,477,473)

Change in Class I	$(22,295,438)	$5,635,105	$19,311,150	$43,257,622

Change in net assets resulting from capital transactions	$(21,489,113)	$5,737,883	$36,440,646	$53,387,819

SHARE TRANSACTIONS:
Class A
Issued	83,336	70,845	2,307,546	1,290,212
Reinvested	427	744	8,938	13,499
Redeemed	(4,617)	(60,614)	(603,564)	(284,952)

Change in Class A	79,146	10,975	1,712,920	1,018,759

Class I
Issued	587,721	2,147,703	6,427,021	8,042,106
Reinvested	27,686	117,499	35,636	58,388
Redeemed	(2,806,652)	(1,710,568)	(4,530,026)	(3,763,365)

Change in Class I	(2,191,245)	554,634	1,932,631	4,337,129

Change in shares resulting from capital transactions	(2,112,099)	565,609	3,645,551	5,355,888

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

38

    NOTES TO FINANCIAL STATEMENTS

As of September 30, 2021, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Fixed Income Fund	$ 42,783,276	$407,568	$(31,157)	$376,411
Ultra-Short Fixed Income Fund	133,134,102	353,531	(173,408)	180,123

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the mark to market on derivatives.

The tax character of distributions during the year ended March 31, 2021 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
Short Duration Fixed Income Fund	$1,200,990	$1,200,990	$1,200,990
Ultra-Short Fixed Income Fund	783,235	783,235	783,235

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2022.

As of March 31, 2021, Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $148,670 and a long-term capital loss carryforward of $28,898, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

During the year ended March 31, 2021 the Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund utilized $469,025 and $366,638, respectively, of capital loss carryforwards.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund did not have any deferred qualified late-year capital losses.

8. Line of Credit

The Funds, along with other Funds within the Trust, participate in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 30, 2022. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2021 and there were no borrowings made by the Funds during the period.

39

    NOTES TO FINANCIAL STATEMENTS

9. Significant Risks

Shareholder concentration risk:

As of September 30, 2021, the following Funds had omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Short Duration Fixed Income Fund	3	92.7%
Ultra-Short Fixed Income Fund	1	50.2%

In addition, an unaffiliated shareholder owned 26.2% of the Ultra-Short Fixed Income Fund as of September 30, 2021. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

40

    SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A and Class I shares.

Class A

Class A shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load). Class A shares currently include a 0.10% (10 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

41

    SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period* 4/1/21–9/30/21	Annualized Expense Ratio During Period 4/1/21–9/30/21
Short Duration Fixed Income Fund
Class A	$1,000.00	$1,004.40	$2.26	0.45%
Class I	1,000.00	1,005.90	1.76	0.35%
Ultra-Short Fixed Income Fund
Class A	1,000.00	1,003.80	1.91	0.38%
Class I	1,000.00	1,003.30	1.41	0.28%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

42

    SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Expenses Paid During Period* 4/1/21-9/30/21	Annualized Expense Ratio During Period 4/1/21-9/30/21
Short Duration Fixed Income Fund
Class A	$1,000.00	$1,022.81	$2.28	0.45%
Class I	1,000.00	1,023.31	1.78	0.35%
Ultra-Short Fixed Income Fund
Class A	1,000.00	1,023.16	1.93	0.38%
Class I	1,000.00	1,023.66	1.42	0.28%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

43

    APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

In September 2021, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor (the “Agreements”) for each Fund. Additionally, in July 2021, the RBC Funds Board of Trustees determined to approve a new investment advisory agreement (“New Agreement” and collectively with the Agreement, “Agreements”) with the Advisor for the Funds to take effect on or about November 1, 2021. The implementation of this new Agreement, which was approved by shareholders of each of the Funds on September 30, 2021, was intended to reflect certain structural changes anticipated as a result of the pending merger of the Advisor with one of its affiliates, BlueBay Asset Management USA LLC.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year, information presented at each of a special meeting held to review the proposed New Agreement, a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered, and their experience with the portfolio management team with regard to other products over the years. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company providing comparative fee and expense information and comparative performance information for the Funds. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks and their respective Morningstar categories as well as information with respect to custom peer groups designed to align more closely with the Funds’ specific investment strategies. The Trustees noted that the performance of the RBC Ultra-Short Fixed Income Fund had ranked in the top quartile of its peers since its inception.

The Trustees reviewed the Funds’ expense structure and advisory fees. The Trustees also considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses. The Trustees continued to be satisfied with the Advisor’s approach of providing profitability information so that the Advisor and Trustees could evaluate possible future economies of scale that might warrant contractual advisory fee breakpoints. The Trustees’ considerations included other benefits derived by the Advisor from its relationship with the Funds.

In considering the nature and quality of services provided by the Advisor to the Funds, the Trustees considered the significant depth and experience of the Advisor’s team with regard to management of shorter duration portfolios, and their demonstrated capabilities with respect to research, credit, and fundamental analysis, as well as the Advisor’s operational and compliance structure and systems. The Trustees expressed confidence in the Advisor’s investment team and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

Based upon their review, the Trustees determined that the advisory fees payable to the Advisor were reasonable and fair in view of the level and quality of the services to be provided by the Advisor under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements, as well as the continuation of the expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2021.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-FI SAR 09-21

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	12/1/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	12/1/2021

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	12/1/2021

* Print the name and title of each signing officer under his or her signature.